UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09903
BNY Mellon Funds Trust
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Asset Allocation Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MPBLX
This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$59	0.55%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 14.11%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 13.41% for the same period.
What affected the Fund’s performance?
  Global equities advanced broadly across regions on resilient economic growth, strong corporate earnings and AI enthusiasm. Global bonds gained modest ground as interest income offset the impact of higher yields.
  The strongest contributors to the Fund’s performance relative to the Index included large-cap equities, led by direct equities, followed by emerging-market equities and then global equities.
  Core bonds were the most significant detractor from relative performance, led by direct fixed income, followed by high-yield bonds, including floating-rate bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	14.11%	6.95%	9.27%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	1.89%	-0.29%	1.40%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.95%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$466	615	$1,628,666	39.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Investment Companies
35.2%
Technology
17.7%
Financial
9.6%
Communications
7.9%
Consumer, Non-cyclical
7.2%
Mortgage Securities
5.3%
Government
4.7%
Industrial
3.8%
Consumer, Cyclical
3.7%
Energy
2.2%
Utilities
1.4%
Net Other Assets and Liabilities
1.3%

Allocation of Holdings (Based on Net Assets)

Equity Securities - Common Stocks
47.9%
Investment Companies
35.2%
Corporate Bonds and Notes
6.4%
U.S. Government Agencies Mortgage-Backed - Long
5.0%
U.S. Treasury Securities
4.5%
Asset-Backed Securities
0.8%
Commercial Mortgage-Backed
0.3%
Foreign Governmental
0.3%
Collateralized Loan Obligations
0.1%
U.S. Government Agencies Collateralized Mortgage Obligations
0.1%
U.S. Government Agencies Mortgage-Backed - Short
-0.2%
Net Other Assets and Liabilities
-0.4%

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0967AR0826

BNY Mellon Asset Allocation Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MIBLX
This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 13.78%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 13.41% for the same period.
What affected the Fund’s performance?
  Global equities advanced broadly across regions on resilient economic growth, strong corporate earnings and AI enthusiasm. Global bonds gained modest ground as interest income offset the impact of higher yields.
  The strongest contributors to the Fund’s performance relative to the Index included large-cap equities, led by direct equities, followed by emerging-market equities and then global equities.
  Core bonds were the most significant detractor from relative performance, led by direct fixed income, followed by high-yield bonds, including floating-rate bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	13.78%	6.68%	9.00%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	1.89%	-0.29%	1.40%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.95%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$466	615	$1,628,666	39.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0974AR0826

BNY Mellon Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MPBFX
This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.62%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 1.29%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s performance relative to the Index included overweight allocations to corporate bonds, asset-backed securities and non-agency mortgage-backed securities.
  Within the corporate bond sector, overweight positions in banks, energy and finance companies were beneficial, as was security selection favoring non-traditional asset-backed securities sectors.
  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as did overweight duration positioning and underweight exposure to emerging markets.
  Among corporate bonds, allocations to the communications and technology sectors further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	1.29%	-0.58%	1.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,180	308	$4,806,346	88.46%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
31.8%
Government
22.2%
Financial
16.2%
Asset Backed Securities
11.6%
Consumer, Non-cyclical
4.0%
Communications
3.3%
Utilities
3.3%
Technology
2.7%
Energy
2.6%
Industrial
1.5%
Consumer, Cyclical
1.4%
Net Other Assets and Liabilities
-0.6%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
35.4%
U.S. Government Agencies Mortgage-Backed
28.1%
U.S. Treasury Securities
21.4%
Asset-Backed Securities
11.6%
Commercial Mortgage-Backed
2.9%
Foreign Governmental
0.8%
Investment Companies
0.7%
U.S. Government Agencies Collateralized Mortgage Obligations
0.4%
U.S. Government Agencies Commercial Mortgage-Backed
0.3%
Futures
-0.0%*
Net Other Assets and Liabilities
-1.6%

* Amount represents less than .1%.
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0961AR0826

BNY Mellon Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MIBDX
This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.87%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 1.05%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s performance relative to the Index included overweight allocations to corporate bonds, asset-backed securities and non-agency mortgage-backed securities.
  Within the corporate bond sector, overweight positions in banks, energy and finance companies were beneficial, as was security selection favoring non-traditional asset-backed securities sectors.
  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as did overweight duration positioning and underweight exposure to emerging markets.
  Among corporate bonds, allocations to the communications and technology sectors further detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	1.05%	-0.83%	1.06%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,180	308	$4,806,346	88.46%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0968AR0826

BNY Mellon Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MEMKX
This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$145	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 34.20%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 39.25% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities rose during the reporting period, led by businesses benefiting from the semiconductor CapEx cycle.
  The strongest contributors to the Fund’s performance relative to the Index included positions in many AI CapEx beneficiaries in Korea and Taiwan.
  Exposure to shipping, energy and a resumption of health care spending also contributed positively, as did underweight exposure to software platform companies.
  The most significant detractors included exposure to Chinese companies, across the industrials, internet and financial sectors.
  Exposure to Indian companies further detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	34.20%	5.31%	7.93%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$208	68	$1,713,158	79.91%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Taiwan
25.0%
South Korea
18.0%
China
16.5%
India
9.6%
Hong Kong
5.2%
Brazil
4.4%
Mexico
3.4%
United States
2.6%
Netherlands
1.7%
Chile
1.7%
Panama
1.6%
Sweden
1.4%
France
1.4%
Australia
1.1%
Hungary
1.0%
Singapore
1.0%
Net Other Assets and Liabilities
4.4%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Emerging Markets Fund (the “Fund”), and BNY Mellon Investment Funds II, Inc., on behalf of BNY Mellon Global Emerging Markets Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for Class Y shares and Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the shares of the Acquiring Fund to Fund shareholders (with holders of Class M shares and Investor shares of the Fund receiving Class Y shares and Class A shares of the Acquiring Fund, respectively) and the subsequent termination of the Fund (the "Reorganization"). It is currently contemplated that shareholders of the Fund as of October 15, 2026 (the "Record Date") will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 16, 2026. If the Agreement is approved, the Reorganization will be consummated on or about February 19, 2027.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0960AR0826

BNY Mellon Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MIEGX
This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$174	1.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 33.95%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 39.25% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities rose during the reporting period, led by businesses benefiting from the semiconductor CapEx cycle.
  The strongest contributors to the Fund’s performance relative to the Index included positions in many AI CapEx beneficiaries in Korea and Taiwan.
  Exposure to shipping, energy and a resumption of health care spending also contributed positively, as did underweight exposure to software platform companies.
  The most significant detractors included exposure to Chinese companies, across the industrials, internet and financial sectors.
  Exposure to Indian companies further detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	33.95%	5.05%	7.66%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$208	68	$1,713,158	79.91%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Emerging Markets Fund (the “Fund”), and BNY Mellon Investment Funds II, Inc., on behalf of BNY Mellon Global Emerging Markets Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for Class Y shares and Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the shares of the Acquiring Fund to Fund shareholders (with holders of Class M shares and Investor shares of the Fund receiving Class Y shares and Class A shares of the Acquiring Fund, respectively) and the subsequent termination of the Fund (the "Reorganization"). It is currently contemplated that shareholders of the Fund as of October 15, 2026 (the "Record Date") will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 16, 2026. If the Agreement is approved, the Reorganization will be consummated on or about February 19, 2027.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0908AR0826

BNY Mellon International Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MPITX
This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$107	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 19.21%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 21.62% for the same period.
What affected the Fund’s performance?
  International equities advanced during the period, led by gains in the financials, information technology and industrials sectors, and, regionally, by advances in Europe ex UK and Japan.
  Relative to the Index, the Fund benefited most from strong security selection in financials and from overweight exposure to real estate and energy.
  On a regional basis, relative performance benefited most from security selection in the United Kingdom.
  Primary sector detractors included security selection in consumer discretionary and underweight exposure to information technology, while the most significant regional detractor was security selection in Europe ex UK.
  Unhedged currency exposure also detracted from relative performance during the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	19.21%	7.94%	8.35%
MSCI EAFE® Index	21.62%	9.35%	9.54%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$230	81	$1,505,512	151.11%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United Kingdom
22.9%
Japan
22.8%
Germany
12.0%
France
10.6%
Switzerland
6.4%
Netherlands
6.1%
Spain
5.9%
Hong Kong
2.5%
United States
1.9%
Italy
1.3%
Denmark
1.2%
Sweden
1.2%
China
1.0%
Australia
1.0%
Net Other Assets and Liabilities
3.2%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon International Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active International Equity ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0959AR0826

BNY Mellon International Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MIINX
This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$135	1.23%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 18.87%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 21.62% for the same period.
What affected the Fund’s performance?
  International equities advanced during the period, led by gains in the financials, information technology and industrials sectors, and, regionally, by advances in Europe ex UK and Japan.
  Relative to the Index, the Fund benefited most from strong security selection in financials and from overweight exposure to real estate and energy.
  On a regional basis, relative performance benefited most from security selection in the United Kingdom.
  Primary sector detractors included security selection in consumer discretionary and underweight exposure to information technology, while the most significant regional detractor was security selection in Europe ex UK.
  Unhedged currency exposure also detracted from relative performance during the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	18.87%	7.67%	8.09%
MSCI EAFE® Index	21.62%	9.35%	9.54%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$230	81	$1,505,512	151.11%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon International Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active International Equity ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0907AR0826

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MMBMX
This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$69	0.68%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 2.54%.
  In comparison, the Bloomberg Municipal 3-15 Years Blend Index returned 2.72% for the same period.
What affected the Fund’s performance?
  Intermediate municipal bonds were pressured by rising Treasury yields and elevated new issuance but ended the period roughly flat, supported by strong demand for tax-exempt income.
  The strongest contributors to the Fund’s relative performance included allocation and curve positioning in the 2029–2035 maturity range and credit-quality positioning in securities rated A and Baa.
  Sector allocation also contributed, particularly the Fund’s overweight exposure to higher-education bonds.
  The most significant detractors from relative performance included the Fund’s exposure to the 10–15 year maturity range, where heavy new-issue supply and weaker demand pressured valuations.
  Duration positioning also detracted modestly late in the period, as the Fund’s average duration extended slightly, increasing sensitivity to rising municipal yields.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	2.54%	0.68%	1.63%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad-based index)	4.16%	0.79%	2.01%
Bloomberg Municipal 3-15 Years Blend Index*	2.72%	0.81%	1.94%
S&P Municipal Bond Investment Grade Intermediate Index	2.75%	0.83%	1.90%
*	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$104	98	$398,619	46.25%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Education
24.0%
Medical
15.7%
General Obligation
15.2%
School District
7.7%
Housing
6.5%
Airport
5.4%
Development
4.8%
Water & Sewer
3.1%
Student Loan
2.3%
Net Other Assets and Liabilities
15.3%

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
  Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0912AR0826

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MMBIX
This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$94	0.93%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 2.37%.
  In comparison, the Bloomberg Municipal 3-15 Years Blend Index returned 2.72% for the same period.
What affected the Fund’s performance?
  Intermediate municipal bonds were pressured by rising Treasury yields and elevated new issuance but ended the period roughly flat, supported by strong demand for tax-exempt income.
  The strongest contributors to the Fund’s relative performance included allocation and curve positioning in the 2029–2035 maturity range and credit-quality positioning in securities rated A and Baa.
  Sector allocation also contributed, particularly the Fund’s overweight exposure to higher-education bonds.
  The most significant detractors from relative performance included the Fund’s exposure to the 10–15 year maturity range, where heavy new-issue supply and weaker demand pressured valuations.
  Duration positioning also detracted modestly late in the period, as the Fund’s average duration extended slightly, increasing sensitivity to rising municipal yields.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	2.37%	0.45%	1.39%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad-based index)	4.16%	0.79%	2.01%
Bloomberg Municipal 3-15 Years Blend Index*	2.72%	0.81%	1.94%
S&P Municipal Bond Investment Grade Intermediate Index	2.75%	0.83%	1.90%
*	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$104	98	$398,619	46.25%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
  Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0911AR0826

BNY Mellon Small Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class M – MPSSX
This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$134	1.23%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 18.68%.
  In comparison, the Russell 2000® Index (the “Index”) returned 26.46% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of Artificial Intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for small-cap performance.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in information technology, followed by stock selection in consumer staples.
  Underweight exposure in both materials and utilities also contributed to relative returns.
  The most significant detractors included stock selection in health care—especially among biotechnology and health care providers and services—and both stock selection and overweight exposure to consumer discretionary.
  Unfavorable stock selection in industrials, underweight exposure to energy and stock selection and positioning in communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	18.68%	4.83%	10.32%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	162	$1,291,447	130.84%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Health Care 22.2%
Industrials 16.9%
Financials 16.5%
Information Technology 11.4%
Consumer Discretionary 9.9%
Real Estate 5.5%
Energy 4.8%
Materials 3.6%
Consumer Staples 3.0%
Communication Services 2.8%
Utilities 2.3%
Investment Companies 1.3%
Net Other Assets and Liabilities -0.2%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Small Cap ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0958AR0826

BNY Mellon Small Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Investor Shares – MISCX
This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$162	1.48%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 18.39%.
  In comparison, the Russell 2000® Index (the “Index”) returned 26.46% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of Artificial Intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for small-cap performance.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in information technology, followed by stock selection in consumer staples.
  Underweight exposure in both materials and utilities also contributed to relative returns.
  The most significant detractors included stock selection in health care—especially among biotechnology and health care providers and services—and both stock selection and overweight exposure to consumer discretionary.
  Unfavorable stock selection in industrials, underweight exposure to energy and stock selection and positioning in communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	18.39%	4.58%	10.05%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	162	$1,291,447	130.84%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Small Cap ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0906AR0826

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Thomas F. Ryan, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). M. Ryan is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $416,400 in 2025 and $199,000 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $68,200 in 2025 and $32,600 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $5,175,452 in 2025 and $4,731,847 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2025 and $0 in 2026. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-

approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2025 and $0 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
August 31, 2026

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9%
Automobiles & Components — 1.6%
LCI Industries	4,719	474,873
Patrick Industries, Inc.	12,643	1,033,186
Visteon Corp.	4,309	438,742
		1,946,801
Banks — 9.6%
Bank OZK	16,004	785,476
BankUnited, Inc.	16,492	752,035
Business First Bancshares, Inc.	19,954	618,973
Columbia Banking System, Inc.	27,079	802,622
Columbia Financial, Inc.	64,589	750,524
First Busey Corp.	28,017	843,312
First Horizon Corp.	24,985	607,635
Metropolitan Bank Holding Corp.	8,705	790,240
Origin Bancorp, Inc.	13,717	728,784
Simmons First National Corp., Cl. A	40,873	922,912
SouthState Bank Corp.	16,156	1,694,603
Texas Capital Bancshares, Inc.	7,993	776,760
Third Coast Bancshares, Inc.(a)	16,554	738,309
United Community Banks, Inc.	28,557	994,926
		11,807,111
Capital Goods — 15.5%
Argan, Inc.	808	343,392
Builders FirstSource, Inc.(a)	8,135	540,164
Cardinal Infrastructure Group, Inc., Cl. A(a)	14,662	542,201
Construction Partners, Inc., Cl. A(a)	18,521	1,966,930
Curtiss-Wright Corp.	1,977	1,151,662
DPC Holdings PLC(a)	17,052	715,502
Flowserve Corp.	13,245	1,047,547
Gates Industrial Corp. Ltd.(a)	34,968	894,481
Hayward Holdings, Inc.(a)	33,259	467,289
Herc Holdings, Inc.	10,938	1,666,295
Janus International Group, Inc.(a)	68,700	340,752
Loar Holdings, Inc.(a)	17,647	1,238,643
Matrix Service Co.(a)	22,113	239,042
MYR Group, Inc.(a)	2,458	716,310
RBC Bearings, Inc.(a)	2,243	1,108,625
Regal Rexnord Corp.	7,823	1,239,554
Sensata Technologies Holding PLC	46,658	1,914,378
Standex International Corp.	3,884	1,125,039
Tennant Co.	8,787	611,575
The Timken Company	9,577	1,153,550
		19,022,931
Commercial & Professional Services — 1.0%
Korn Ferry	8,393	718,021
Parsons Corp.(a)	10,333	502,597
		1,220,618

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Consumer Discretionary Distribution & Retail — 2.1%
Bath & Body Works, Inc.	31,338	603,256
Monro, Inc.	35,830	446,442
RH(a)	5,163	770,061
Stitch Fix, Inc., Cl. A(a)	73,942	234,396
Valvoline, Inc.(a)	16,892	541,558
		2,595,713
Consumer Durables & Apparel — 2.3%
Carter’s, Inc.	17,287	559,926
Levi Strauss & Co., Cl. A	20,711	429,960
Meritage Homes Corp.	5,675	394,015
YETI Holdings, Inc.(a)	33,858	1,389,871
		2,773,772
Consumer Services — 4.0%
Black Rock Coffee Bar, Inc., Cl. A(a)	115,931	1,107,141
First Watch Restaurant Group, Inc.(a)	124,692	1,581,094
Lindblad Expeditions Holdings, Inc.(a)	36,014	956,532
Target Hospitality Corp.(a)	20,261	375,234
Wingstop, Inc.	8,421	921,931
		4,941,932
Consumer Staples Distribution & Retail — 1.5%
Casey’s General Stores, Inc.	2,426	1,824,861
Energy — 4.8%
BKV Corp.(a)	18,489	446,694
Cactus, Inc., Cl. A	16,861	1,185,666
California Resources Corp.	14,771	783,306
Crescent Energy Co., Cl. A	69,599	952,810
Liberty Energy, Inc.	25,269	498,052
Oceaneering International, Inc.(a)	18,000	931,680
PBF Energy, Inc., Cl. A	10,973	800,919
Weatherford International PLC	3,755	367,127
		5,966,254
Equity Real Estate Investment Trusts — 5.2%
Americold Realty Trust, Inc.(b)	47,253	706,432
COPT Defense Properties(b)	18,825	677,700
Diversified Healthcare Trust(b)	51,663	391,089
EPR Properties(b)	8,817	517,646
Healthpeak Properties, Inc.(b)	32,570	678,107
Millrose Properties, Inc.(b)	21,827	663,977
National Healthcare Properties, Inc.(b)	25,155	403,989
NETSTREIT Corp.(b)	39,590	806,052
Rayonier, Inc.(b)	38,301	785,171
Ryman Hospitality Properties, Inc.(b)	2,631	333,506
STAG Industrial, Inc.(b)	11,570	430,983
		6,394,652
Financial Services — 3.5%
eToro Group Ltd., Cl. A(a)	15,053	481,395
Marex Group Ltd.	10,415	754,879
Moelis & Co., Cl. A	7,185	489,083
PennyMac Financial Services, Inc.	9,110	666,032
PROG Holdings, Inc.	16,729	637,877

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Financial Services — 3.5% (continued)
Voya Financial, Inc.	6,326	640,950
WisdomTree, Inc.	26,181	629,915
		4,300,131
Food, Beverage & Tobacco — 1.5%
Celsius Holdings, Inc.(a)	15,094	474,706
J & J Snack Foods Corp.	7,838	691,155
Nomad Foods Ltd.	57,645	670,988
		1,836,849
Health Care Equipment & Services — 6.7%
Alignment Healthcare, Inc.(a)	45,139	604,863
BrightSpring Health Services, Inc.(a)	27,448	1,602,963
Encompass Health Corp.	3,969	477,114
Envista Holdings Corp.(a)	22,046	598,328
Guardant Health, Inc.(a)	6,861	1,091,036
HealthEquity, Inc.(a)	7,548	728,684
Omnicell, Inc.(a)	13,606	478,387
Privia Health Group, Inc.(a)	96,719	1,981,772
Strata Critical Medical, Inc.(a)	65,875	372,853
U.S. Physical Therapy, Inc.	4,158	323,243
		8,259,243
Insurance — 3.4%
Palomar Holdings, Inc.	5,504	729,665
Ryan Specialty Holdings, Inc.	17,718	747,345
The Baldwin Insurance Group, Inc.(a)	86,704	2,674,819
		4,151,829
Materials — 3.6%
Alamos Gold, Inc., Cl. A	11,779	431,229
Alcoa Corp.	9,303	464,685
AptarGroup, Inc.	4,884	642,832
Ivanhoe Electric, Inc.(a)	34,959	386,647
Methanex Corp.	13,954	822,588
Suncrete, Inc., Cl. A(a)	51,764	887,753
The Mosaic Company	13,744	331,505
TriMas Corp.	11,086	429,915
		4,397,154
Media & Entertainment — 2.0%
John Wiley & Sons, Inc., Cl. A	15,108	791,508
Lionsgate Studios Corp.(a)	32,557	368,871
Magnite, Inc.(a)	35,281	828,750
Starz Entertainment Corp.(a)	16,511	437,129
		2,426,258
Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
Achieve Life Sciences, Inc.(a)	20,592	163,501
Adaptive Biotechnologies Corp.(a)	22,844	569,273
Ascendis Pharma A/S(a)	2,799	736,249
BioNTech SE, ADR(a)	5,242	532,640
Cytokinetics, Inc.(a)	12,897	914,526
Definium Therapeutics, Inc.(a)	18,314	727,432
Denali Therapeutics, Inc.(a)	10,731	254,969
Dianthus Therapeutics, Inc.(a)	5,300	559,733

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 15.5% (continued)
Disc Medicine, Inc.(a)	4,450	349,993
Dyne Therapeutics, Inc.(a)	11,981	304,677
GH Research PLC(a)	11,667	314,776
Illumina, Inc.(a)	6,915	1,477,251
Immunovant, Inc.(a)	11,609	473,879
Incyte Corp.(a)	9,988	1,230,721
Kardigan, Inc.(a)	13,970	281,635
Kiniksa Pharmaceuticals International PLC(a)	6,331	497,807
Madrigal Pharmaceuticals, Inc.(a)	1,344	725,800
Mirum Pharmaceuticals, Inc.(a)	14,823	1,453,395
Monopar Therapeutics, Inc.(a)	1,768	197,892
Newamsterdam Pharma Co. NV(a)	14,104	357,395
Repligen Corp.(a)	11,787	2,133,211
Revvity, Inc.	10,541	1,356,310
Rhythm Pharmaceuticals, Inc.(a)	10,120	1,074,036
Syndax Pharmaceuticals, Inc.(a)	43,283	834,929
Tenax Therapeutics, Inc.(a)	19,386	35,670
Trevi Therapeutics, Inc.(a)	28,858	479,043
VeraDermics, Inc.(a)	6,590	648,522
Xenon Pharmaceuticals, Inc.(a)	6,867	413,531
		19,098,796
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	23,896	363,936
Semiconductors & Semiconductor Equipment — 2.3%
Diodes, Inc.(a)	3,049	276,849
Kulicke & Soffa Industries, Inc.	8,738	699,564
MKS, Inc.	3,402	871,729
Onto Innovation, Inc.(a)	2,198	587,328
Silicon Motion Technology Corp., ADR	1,844	455,173
		2,890,643
Software & Services — 6.1%
Atlassian Corp., Cl. A(a)	4,154	806,582
Aurora Innovation, Inc.(a)	50,727	285,593
Cellebrite DI Ltd.(a)	75,797	909,564
Descartes Systems Group, Inc. (The)(a)	5,830	470,131
Dynatrace, Inc.(a)	21,170	1,155,670
JFrog Ltd.(a)	3,964	396,678
Nutanix, Inc., Cl. A(a)	18,971	1,300,841
Okta, Inc.(a)	4,421	765,010
Zscaler, Inc.(a)	7,726	1,455,463
		7,545,532
Technology Hardware & Equipment — 2.9%
Bel Fuse, Inc., Cl. B	7,900	1,969,273
Fabrinet(a)	1,566	646,648
Novanta, Inc.(a)	4,444	649,802
Viavi Solutions, Inc.(a)	8,322	302,005
		3,567,728
Telecommunication Services — .8%
Lumen Technologies, Inc.(a)	158,750	992,188

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Transportation — .4%
Allegiant Travel Co.(a)	6,847	520,714
Utilities — 2.3%
Hallador Energy Co.(a)	19,149	317,490
MDU Resources Group, Inc.	45,418	904,727
ONE Gas, Inc.	8,202	650,173
Southwest Gas Holdings, Inc.	10,682	943,541
		2,815,931
Total Equity Securities - Common Stocks (cost $105,828,621)		121,661,577

	1-Day Yield (%)
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,568,505)	3.72	1,568,505	1,568,505
Total Investments (cost $107,397,126)		100.2%	123,230,082
Liabilities, Less Cash and Receivables		(.2%)	(267,457)
Net Assets		100.0%	122,962,625

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	5,395,401	89,016,394	(92,843,290)	1,568,505	118,129
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	558,912	11,001,054	(11,559,966)	-	18,817 ††
Total - 1.3%	5,954,313	100,017,448	(104,403,256)	1,568,505	136,946

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2026

BNY Mellon International Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5%
Australia — 1.0%
National Australia Bank Ltd.	77,995	2,159,078
Belgium — .9%
UCB SA	8,524	2,131,696
China — 1.0%
Contemporary Amperex Technology Co. Ltd., Cl. H	29,500	2,256,218
Denmark — 1.2%
Novo Nordisk A/S, Cl. B	61,555	2,796,802
France — 10.6%
BNP Paribas SA	21,175	2,527,959
Cie de Saint-Gobain SA	24,561	2,234,378
Cie Generale des Etablissements Michelin SCA	57,738	2,347,295
Orange SA	94,834	1,696,929
Schneider Electric SE	12,784	4,374,591
SCOR SE	36,289	1,423,877
SPIE SA	52,141	2,636,973
TotalEnergies SE	41,564	3,646,487
Veolia Environnement SA	90,390	3,422,756
		24,311,245
Germany — 12.0%
adidas AG	11,630	2,045,236
Daimler Truck Holding AG	63,476	3,449,852
Deutsche Bank AG	132,561	5,336,816
Deutsche Lufthansa AG	251,210	2,293,493
E.ON SE	208,585	4,312,618
Fresenius SE & Co. KGaA	42,821	2,250,429
KION Group AG	24,549	1,263,780
SAP SE	16,318	3,618,352
Schaeffler AG	192,049	1,646,290
Siemens Energy AG	8,416	1,389,895
		27,606,761
Hong Kong — 2.5%
AIA Group Ltd.	594,200	5,780,192
Italy — 1.3%
Enel SpA	272,910	2,986,444
Japan — 22.8%
Advantest Corp.	7,600	1,602,779
Asahi Group Holdings Ltd.	228,100	2,393,087
East Japan Railway Co.	122,000	2,734,786
Ebara Corp.	36,400	1,066,594
Fujitsu Ltd.	54,100	1,310,253
Hitachi Ltd.	66,100	2,250,090
ITOCHU Corp.	322,500	4,255,587
Japan Tobacco, Inc.	77,500	3,364,398
Kioxia Holdings Corp.(a)	3,300	1,032,657
Komatsu Ltd.	62,200	2,896,048
Mizuho Financial Group, Inc.	75,100	4,053,755

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Japan — 22.8% (continued)
Murata Manufacturing Co. Ltd.	34,300	1,543,983
Pan Pacific International Holdings Corp.	597,100	3,016,336
Renesas Electronics Corp.	86,300	1,832,423
Santen Pharmaceutical Co. Ltd.	170,100	1,997,011
SoftBank Group Corp.	38,700	1,259,718
Sony Group Corp.	107,000	2,689,903
Sumitomo Mitsui Financial Group, Inc.	93,500	4,082,394
Suzuki Motor Corp.	211,900	2,953,999
Tokyo Electron Ltd.	4,600	1,625,189
Toyota Motor Corp.	140,800	2,781,626
Yaskawa Electric Corp.	57,100	1,708,532
		52,451,148
Netherlands — 6.1%
ASML Holding NV	4,740	7,993,244
ING Groep NV	131,548	4,658,095
The Magnum Ice Cream Company NV(a)	66,051	1,356,590
		14,007,929
Norway — .8%
Norsk Hydro ASA	190,032	1,909,726
Singapore — .9%
Sea Ltd., ADR(a)	17,615	1,998,950
Spain — 5.9%
Banco de Sabadell SA	811,641	3,425,053
Banco Santander SA	307,052	4,516,695
Industria de Diseno Textil SA	39,451	2,657,810
Repsol SA	64,585	2,044,260
Unicaja Banco SA(b)	204,677	839,231
		13,483,049
Sweden — 1.2%
Spotify Technology SA(a)	5,106	2,775,724
Switzerland — 6.4%
Glencore PLC	437,132	3,527,821
Nestle SA	60,912	5,939,363
Novartis AG	18,545	2,827,806
Roche Holding AG	3,191	1,392,695
STMicroelectronics NV	22,140	1,106,204
		14,793,889
United Kingdom — 22.9%
AstraZeneca PLC	12,054	1,955,080
Aviva PLC	402,853	3,987,004
Babcock International Group PLC	205,353	2,939,746
BAE Systems PLC	151,521	4,196,556
Balfour Beatty PLC	302,688	3,627,708
Barclays PLC	571,687	3,847,229
Compass Group PLC	37,254	1,141,835
GSK PLC	158,745	3,986,869
HSBC Holdings PLC	178,649	3,699,789
Marks & Spencer Group PLC	454,032	2,428,862
Persimmon PLC	182,896	2,920,607
Rio Tinto PLC	14,906	1,549,966

BNY Mellon International Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
United Kingdom — 22.9% (continued)
Rolls-Royce Holdings PLC	155,240	3,218,779
Shell PLC	111,879	5,070,130
Standard Life PLC	284,639	3,625,447
Unilever PLC	43,746	2,831,014
United Utilities Group PLC	83,772	1,624,343
		52,650,964
Total Equity Securities - Common Stocks (cost $200,606,996)		224,099,815

	1-Day Yield (%)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,261,868)	3.72	4,261,868	4,261,868
Total Investments (cost $204,868,864)		99.4%	228,361,683
Cash and Receivables (Net)		.6%	1,403,563
Net Assets		100.0%	229,765,246

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $839,231 or .4% of net assets.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	387,336	80,269,597	(76,395,065)	4,261,868	101,835
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,742,249	47,528,998	(49,271,247)	-	3,716 ††
Total - 1.9%	2,129,585	127,798,595	(125,666,312)	4,261,868	105,551

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2026

BNY Mellon Emerging Markets Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 88.7%
Australia — 1.1%
BHP Group Ltd.	49,970	2,398,942
Brazil — 3.4%
Embraer SA	130,041	2,330,250
Lojas Renner SA	442,195	931,063
TOTVS SA	559,758	3,836,112
		7,097,425
Chile — 1.7%
Antofagasta PLC	63,270	3,462,669
China — 16.5%
Anker Innovations Technology Co. Ltd., Cl. A	163,900	3,067,584
Atour Lifestyle Holdings Ltd., ADR	94,217	3,295,711
Bank of Ningbo Co. Ltd., Cl. A	704,100	3,575,064
Centre Testing International Group Co. Ltd., Cl. A	277,100	621,840
Contemporary Amperex Technology Co. Ltd., Cl. A	51,700	2,797,017
Kanzhun Ltd., ADR	184,901	3,209,881
Midea Group Co. Ltd., Cl. A	135,900	1,774,222
NetEase, Inc.	92,000	2,258,202
Shenzhen Inovance Technology Co. Ltd., Cl. A	230,703	2,124,094
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	35,000	861,217
Tencent Holdings Ltd.	157,200	9,084,908
Yutong Bus Co. Ltd., Cl. A	396,900	1,759,511
		34,429,251
France — 1.4%
TotalEnergies SE	32,232	2,827,774
Hong Kong — 5.2%
AIA Group Ltd.	537,400	5,227,660
Alibaba Group Holding Ltd.	273,200	3,980,307
Pacific Basin Shipping Ltd.	3,231,000	1,720,930
		10,928,897
Hungary — 1.0%
OTP Bank Nyrt	14,579	2,097,337
India — 9.6%
Eternal Ltd.(a)	717,686	2,473,941
Federal Bank Ltd.	492,421	1,845,391
HDFC Bank Ltd.	373,413	2,781,533
Infosys Ltd.	63,636	758,033
KEI Industries Ltd.	40,238	2,426,720
Mahindra & Mahindra Ltd.	75,554	2,605,221
Marico Ltd.	252,576	2,175,978
Sona BLW Precision Forgings Ltd.(b)	366,989	3,134,865
Titan Co. Ltd.	34,404	1,844,302
		20,045,984
Indonesia — .9%
Bank Central Asia Tbk PT	5,142,400	1,879,596
Malaysia — .8%
Press Metal Aluminium Holdings Bhd	853,800	1,696,572

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 88.7% (continued)
Mexico — 3.4%
BBB Foods, Inc., Cl. A(a),(c)	24,109	1,170,974
Fomento Economico Mexicano SAB de CV	184,698	2,225,532
Grupo Financiero Banorte SAB de CV, Cl. O	100,757	1,142,408
Qualitas Controladora SAB de CV	143,918	1,299,174
Vista Energy SAB de CV, ADR(a),(c)	16,033	1,145,718
		6,983,806
Netherlands — 1.7%
ASML Holding NV	2,078	3,504,211
X5 Retail Group NV, GDR(a),(d)	198,889	0
		3,504,211
Panama — 1.6%
Copa Holdings SA, Cl. A	26,221	3,315,645
Peru — .6%
Credicorp Ltd.	3,307	1,211,619
Philippines — .6%
Ayala Corp.	155,820	1,238,901
Russia — .0%
LUKOIL PJSC, ADR(a),(d)	85,809	0
Singapore — 1.0%
Sea Ltd., ADR(a)	18,441	2,092,685
South Africa — .4%
Shoprite Holdings Ltd.	39,050	747,451
South Korea — 9.4%
HD Hyundai Marine Solution Co. Ltd.	9,464	1,434,882
Hugel, Inc.(a)	26,648	4,906,690
KT Corp.	50,767	1,980,826
LG Energy Solution Ltd.(a)	4,959	1,369,649
Park Systems Corp.	17,469	3,350,586
SK hynix, Inc.	5,297	6,479,014
		19,521,647
Sweden — 1.4%
Epiroc AB, Cl. A	104,666	2,891,589
Taiwan — 25.0%
Advantech Co. Ltd.	250,000	5,335,414
Chroma ATE, Inc.	19,000	1,173,949
E Ink Holdings, Inc.	367,000	1,810,589
eMemory Technology, Inc.	20,000	1,513,145
Lotes Co. Ltd.	60,000	3,196,520
MediaTek, Inc.	34,000	4,206,859
Sinbon Electronics Co. Ltd.	366,000	3,605,542
Taiwan Semiconductor Manufacturing Co. Ltd.	353,000	26,762,657
Uni-President Enterprises Corp.	1,060,000	2,546,245
Universal Microwave Technology, Inc.	43,000	1,870,626
		52,021,546
United Kingdom — .6%
Lion Finance Group PLC	6,410	1,165,601
United States — 1.4%
SLB Ltd.	49,659	2,984,506
Total Equity Securities - Common Stocks (cost $138,216,263)		184,543,654

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Fund (continued)
Description	Preferred Dividend Rate (%)	Shares	Value ($)
Equity Securities - Preferred Stocks — 9.6%
Brazil — 1.0%
Itau Unibanco Holding SA	0.47	275,815	2,103,658
South Korea — 8.6%
Samsung Electronics Co. Ltd.	0.79	131,579	17,930,355
Total Equity Securities - Preferred Stocks (cost $17,057,827)			20,034,013

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,578,755)	3.72	2,578,755	2,578,755
Total Investments (cost $157,852,845)		99.5%	207,156,422
Cash and Receivables (Net)		.5%	982,854
Net Assets		100.0%	208,139,276

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $3,134,865 or 1.5% of net assets.

(c)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $1,708,991 and the value of the collateral was
$1,740,284, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	The fund held Level 3 securities at August 31, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	2,722,929	88,121,732	(88,265,906)	2,578,755	129,171
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	712,515	14,318,983	(15,031,498)	-	5,384 ††
Total - 1.2%	3,435,444	102,440,715	(103,297,404)	2,578,755	134,555

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2026

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .8%
Asset-Backed Certificates — .6%
Aligned Data Centers Issuer LLC, Ser. 2026-1A, Cl. A2I(a)	5.91	6/15/2056	45,021	44,752
Auxilior Term Funding LLC, Ser. 2026-1A, Cl. A3(a)	4.99	8/15/2036	100,000	99,966
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. A(a)	4.81	6/17/2037	169,103	167,936
Castlelake Aircraft Structured Trust, Ser. 2026-1A, Cl. A(a)	5.07	3/15/2051	241,325	236,390
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(a)	5.33	4/15/2051	241,035	237,792
CCG Receivables Trust, Ser. 2026-1, Cl. A2(a)	4.45	1/17/2034	100,000	99,762
Compass Datacenters Issuer III LLC, Ser. 2026-2A, Cl. A21(a)	5.72	7/25/2056	205,087	205,195
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(a)	5.20	5/20/2056	83,059	82,213
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(a)	4.93	5/15/2041	100,000	99,810
LMDV Issuer Co. LLC, Ser. 2026-1A, Cl. A2(a)	5.38	7/17/2056	225,000	221,999
Lohrasp Enterprise II LLC, Ser. 2026-1A, Cl. A21(a)	5.51	7/17/2056	175,000	174,109
MAPS Trust, Ser. 2026-2A, Cl. A(a)	5.52	6/15/2051	247,024	245,008
MTP ABS Funding LLC, Ser. 2026-1A, Cl. A2(a)	5.20	4/25/2056	268,158	264,840
PK ALIFT Loan Funding 9 LP, Ser. 2026-2, Cl. A(a)	5.22	2/15/2044	250,000	248,966
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(a)	5.22	6/20/2056	146,495	143,392
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(a)	5.26	5/20/2051	244,792	240,957
Upgrade Master Pass-Thru Trust, Ser. 2026-ST4, Cl. B(a)	5.46	10/15/2035	100,000	100,034
				2,913,121
Asset-Backed Certificates/Auto Receivables — .2%
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-3, Cl. C	5.02	4/15/2032	103,000	102,931
Carvana Auto Receivables Trust, Ser. 2026-P3, Cl. C	5.70	2/10/2033	116,000	115,684
Hyundai Auto Lease Securitization Trust, Ser. 2026-C, Cl. A3(a)	4.68	7/16/2029	222,000	222,344
Nissan Auto Lease Trust, Ser. 2026-B, Cl. A3	4.69	12/17/2029	230,000	230,202
Westlake Automobile Receivables Trust, Ser. 2026-3A, Cl. C(a)	5.09	5/17/2032	65,000	64,946
				736,107
Commercial Mortgage Pass-Through Certificates — .0%
US Bank NA, Ser. 2026-SUP1, Cl. B1(a)	5.50	6/27/2033	224,451	224,195
Total Asset-Backed Securities (cost $3,895,123)				3,873,423
Collateralized Loan Obligations — .1%
Collateralized Loan Obligations Debt — .1%
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. X, (3 Month TSFR +1.10%)(a),(b)	4.85	7/18/2038	250,000	250,178
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(a),(b)	4.96	12/18/2043	114,286	114,571
RIN XV LLC, Ser. 2026-2A, Cl. A1, (3 Month TSFR +1.32%)(a),(b)	5.06	7/15/2039	250,000	250,037
Total Collateralized Loan Obligations (cost $614,286)				614,786
Commercial Mortgage-Backed — .3%
Commercial Mortgage Pass-Through Certificates — .3%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(a)	5.08	4/25/2071	211,265	209,155
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A1(a)	5.57	6/25/2071	113,744	113,451
Aspire Mortgage Trust, Ser. 2026-5, Cl. A2(a)	5.76	8/25/2066	100,000	99,729
Brean Asset Backed Securities Trust, Ser. 2026-RM16, Cl. A1(a)	4.25	5/25/2066	200,000	190,520
Cross Mortgage Trust, Ser. 2026-NQM10, Cl. A3(a)	5.86	9/25/2071	100,000	100,186
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(a)	5.09	3/25/2071	96,256	95,044

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .3% (continued)
Commercial Mortgage Pass-Through Certificates — .3% (continued)
New Residential Mortgage Loan Trust, Ser. 2026-NQM9, Cl. A3(a)	5.88	8/25/2066	99,487	99,588
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(a)	5.31	6/27/2061	197,442	195,948
OBX Trust, Ser. 2026-NQM11, Cl. A2(a)	5.74	6/25/2066	99,094	98,868
OBX Trust, Ser. 2026-NQM6, Cl. A1(a)	5.06	4/26/2066	95,093	93,931
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(a)	5.49	5/25/2066	99,379	98,826
Verus Securitization Trust, Ser. 2026-5, Cl. A2(a)	5.62	5/25/2071	171,391	170,206
Total Commercial Mortgage-Backed (cost $1,573,278)				1,565,452
Corporate Bonds and Notes — 6.4%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	315,000	296,339
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	250,000	266,880
				563,219
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	172,780	171,252
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	485,000	434,089
Banks — 2.3%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(c)	6.13	4/27/2027	570,000	573,234
Bank of America Corp., Sr. Unscd. Notes	4.48	4/23/2030	326,000	322,219
Bank of America Corp., Sub. Notes	5.49	4/23/2037	808,000	784,779
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	480,000	526,689
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	200,000	198,073
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	615,000	630,229
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	485,000	491,108
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	570,000	569,083
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	525,000	545,997
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(c)	6.50	4/1/2030	190,000	193,158
JPMorgan Chase & Co., Sr. Unscd. Bonds	4.41	4/23/2030	327,000	322,679
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.15	4/23/2037	500,000	483,868
Morgan Stanley, Sr. Unscd. Notes	4.81	4/16/2032	403,000	394,661
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	510,000	509,264
Morgan Stanley, Sr. Unscd. Notes	5.61	7/17/2037	29,000	28,724
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	535,000	536,849
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	200,000	195,967
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	450,000	486,719
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	525,000	549,651
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.24	7/21/2032	282,000	280,457
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	225,000	237,555
Truist Financial Corp., Sr. Unscd. Notes, Ser. I	4.96	7/23/2030	95,000	94,727
US Bank NA, Sr. Unscd. Notes	4.54	5/20/2029	300,000	298,887
Wells Fargo & Co., Sr. Unscd. Notes	4.58	5/20/2029	320,000	319,008
Wells Fargo & Co., Sr. Unscd. Notes	4.84	5/20/2032	400,000	393,842
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	560,000	563,136
				10,530,563
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	410,000	359,183

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.4% (continued)
Consumer Discretionary — .1%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	155,000	156,813
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(d)	5.38	1/15/2036	160,000	154,830
				311,643
Diversified Financials — .3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(d)	6.95	3/10/2055	220,000	226,019
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	300,000	291,679
Apollo Debt Solutions BDC, Sr. Unscd. Notes(d)	6.70	7/29/2031	325,000	329,154
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	196,975
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	150,000	144,074
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	222,638
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.15	9/1/2033	26,000	25,912
				1,436,451
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	360,000	341,961
Energy — .4%
Cheniere Energy Partners LP, Gtd. Notes(a),(d)	5.35	11/30/2036	42,000	40,868
Devon Energy Corp., Sr. Unscd. Notes(a)	5.90	2/15/2055	165,000	157,527
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	315,000	290,743
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	265,000	265,042
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	202,096
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	360,000	358,582
Rio Grande LNG LLC, Sr. Scd. Notes(a)	5.25	6/30/2031	187,000	184,927
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	250,000	247,755
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(d)	5.00	1/15/2028	185,000	184,931
				1,932,471
Food Products — .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	430,000	374,621
Health Care — .5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	395,000	376,433
AbbVie, Inc., Sr. Unscd. Notes	5.30	9/15/2036	54,000	53,428
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	390,000	375,575
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	78,138
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	480,000	436,325
HCA, Inc., Gtd. Notes	5.75	3/1/2035	190,000	191,545
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	430,000	426,791
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	350,000	347,986
UnitedHealth Group, Inc., Sr. Unscd. Notes(d)	5.95	6/15/2055	100,000	98,114
				2,384,335
Information Technology — .2%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	470,000	384,118
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	250,000	223,506
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	82,000	80,441
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	405,000	399,975
				1,088,040
Insurance — .2%
Athene Global Funding, Scd. Bonds(a)	5.13	6/1/2029	195,000	194,438
Corebridge Financial, Inc., Jr. Sub. Notes(d)	6.38	9/15/2054	125,000	124,211
Liberty Mutual Group, Inc., Gtd. Notes(a)	5.25	5/1/2036	64,000	61,953
Lincoln Financial Global Funding, Scd. Notes(a)	4.95	5/21/2031	69,000	68,004

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.4% (continued)
Insurance — .2% (continued)
Lincoln National Corp., Sub. Notes	6.80	7/15/2056	94,000	93,445
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	480,000	376,331
				918,382
Internet Software & Services — .2%
Alphabet, Inc., Sr. Unscd. Notes	6.38	8/15/2056	138,000	138,951
Amazon.com, Inc., Sr. Unscd. Notes(d)	1.65	5/12/2028	245,000	233,744
Amazon.com, Inc., Sr. Unscd. Notes	6.25	7/9/2066	243,000	234,278
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	505,000	362,651
Meta Platforms, Inc., Sr. Unscd. Notes(d)	5.25	5/15/2036	120,000	115,556
				1,085,180
Media — .0%
Space Exploration Technologies Corp., Sr. Unscd. Notes(a)	5.35	7/15/2031	144,000	140,806
Space Exploration Technologies Corp., Sr. Unscd. Notes(a),(d)	6.65	7/15/2056	127,000	113,114
				253,920
Metals & Mining — .1%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	360,000	327,403
Real Estate — .3%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	250,000	248,079
CBRE Services, Inc., Gtd. Notes	5.25	6/1/2036	278,000	268,172
Cousins Properties LP, Gtd. Notes	4.88	3/1/2033	250,000	239,231
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	150,000	145,011
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	200,000	179,483
Ventas Realty LP, Gtd. Notes	5.63	7/1/2034	250,000	252,272
				1,332,248
Retailing — .1%
The Home Depot, Inc., Sr. Unscd. Notes(d)	1.38	3/15/2031	370,000	317,669
Semiconductors & Semiconductor Equipment — .3%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	265,000	235,575
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	395,000	311,798
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	350,000	347,331
Intel Corp., Sr. Unscd. Notes(d)	5.60	2/21/2054	370,000	324,494
NVIDIA Corp., Sr. Unscd. Notes	4.95	6/15/2036	283,000	269,133
				1,488,331
Telecommunication Services — .3%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	745,000	567,197
Beacon Point DC LLC, Sr. Scd. Bonds(a)	6.13	11/30/2042	122,000	115,849
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, Sr. Scd. Notes(a)	6.63	9/1/2031	78,000	76,906
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	255,000	180,093
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	26,000	25,168
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	680,000	376,418
				1,341,631
Utilities — .6%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	200,000	191,356
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	160,000	155,719
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055	155,000	156,549
Constellation Energy Generation LLC, Sr. Unscd. Notes(d)	5.88	1/15/2066	165,000	154,070
Consumers Energy Co., First Mortgage Bonds(d)	5.13	5/1/2036	200,000	195,773
Dominion Energy, Inc., Jr. Sub. Notes	6.25	12/15/2056	121,000	119,384
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	125,000	115,883
DTE Energy Co., Jr. Sub. Notes, Ser. C	6.20	7/1/2058	141,000	140,502

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.4% (continued)
Utilities — .6% (continued)
Duke Energy Corp., Sr. Unscd. Notes(d)	5.70	9/15/2055	150,000	137,632
Electricite de France SA, Sr. Unscd. Notes(a)	6.13	4/22/2056	200,000	188,241
Entergy Corp., Jr. Sub. Notes	6.50	12/15/2056	35,000	34,943
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	155,000	156,306
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	285,000	290,641
NextEra Energy Capital Holdings, Inc., Gtd. Notes, Ser. CC	6.63	10/1/2066	143,000	139,524
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036	150,000	141,580
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056	165,000	150,609
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056	150,000	149,448
Southern Co. Gas Capital Corp., Gtd. Notes(d)	6.05	9/15/2056	53,000	52,682
				2,670,842
Total Corporate Bonds and Notes (cost $30,834,551)				29,663,434

	Shares
Equity Securities - Common Stocks — 47.9%
Advertising — .0%
Omnicom Group, Inc.	1,615	141,361
The Trade Desk, Inc., Cl. A(e)	4,954	67,969
		209,330
Aerospace & Defense — 1.0%
General Electric Co.	3,973	1,333,776
Honeywell Aerospace, Inc.(e)	584	92,336
Howmet Aerospace, Inc.	2,805	687,085
L3Harris Technologies, Inc.	334	88,928
Lockheed Martin Corp.	929	521,383
Northrop Grumman Corp.	452	243,944
RTX Corp.	3,989	828,635
The Boeing Company(e)	2,475	514,255
TransDigm Group, Inc.	269	315,198
		4,625,540
Agriculture — .4%
Altria Group, Inc.	4,051	277,412
Archer-Daniels-Midland Co.	1,875	152,419
Philip Morris International, Inc.	6,614	1,238,802
		1,668,633
Airlines — .1%
Delta Air Lines, Inc.	4,300	335,400
Southwest Airlines Co.	1,565	60,299
		395,699
Automobiles & Components — 1.0%
Aptiv PLC(e)	1,010	45,208
Ford Motor Co.	21,445	298,943
General Motors Co.	3,225	278,382
PACCAR, Inc.	3,442	427,256
Tesla, Inc.(e)	9,311	3,425,982
		4,475,771
Banks — 2.4%
Bank of America Corp.	30,103	1,864,580
Citigroup, Inc.	5,676	747,075

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Banks — 2.4% (continued)
Citizens Financial Group, Inc.	3,815	262,739
Fifth Third Bancorp	3,280	176,366
Huntington Bancshares, Inc.	9,280	154,837
JPMorgan Chase & Co.	9,333	3,322,735
KeyCorp	8,355	180,552
M&T Bank Corp.	821	192,065
Morgan Stanley	5,511	1,175,606
Regions Financial Corp.	10,080	301,190
State Street Corp.	1,985	379,889
The Goldman Sachs Group, Inc.	1,394	1,430,105
The PNC Financial Services Group, Inc.	1,291	309,362
Wells Fargo & Co.	10,754	929,038
		11,426,139
Beverage Products — .5%
Keurig Dr. Pepper, Inc.	1,095	34,887
Molson Coors Beverage Co., Cl. B	2,085	82,900
Monster Beverage Corp.(e)	12,096	555,448
PepsiCo, Inc.	4,035	566,272
The Coca-Cola Company	10,293	912,680
		2,152,187
Building Materials — .3%
Carrier Global Corp.	4,240	246,853
Johnson Controls International PLC	2,587	357,627
Trane Technologies PLC	1,257	558,610
Vulcan Materials Co.	548	147,730
		1,310,820
Chemicals — .5%
Air Products and Chemicals, Inc.	302	93,457
Albemarle Corp.	950	128,222
CF Industries Holdings, Inc.	915	118,978
Dow, Inc.	9,205	280,937
Ecolab, Inc.	617	174,734
Linde PLC	1,835	898,379
LyondellBasell Industries NV, Cl. A	3,280	213,462
The Mosaic Company	4,590	110,711
The Sherwin-Williams Company	814	275,791
		2,294,671
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	1,844	527,679
Block, Inc.(e)	1,192	97,768
Cintas Corp.	1,820	367,258
Equifax, Inc.	579	109,523
Mobility Global, Inc.	1,736	35,241
Moody’s Corp.	675	340,632
Quanta Services, Inc.	1,255	761,898
S&P Global, Inc.	1,736	756,618
United Rentals, Inc.	542	562,596
		3,559,213
Consumer Discretionary — .6%
Carnival Corp. Ltd.	7,455	178,100
Copart, Inc.(e)	4,406	145,354

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Consumer Discretionary — .6% (continued)
D.R. Horton, Inc.	1,885	272,496
Fastenal Co.	6,130	302,270
Hasbro, Inc.	1,515	142,562
Hilton Worldwide Holdings, Inc.	1,111	351,387
Las Vegas Sands Corp.	1,670	73,163
Lennar Corp., Cl. A	1,475	124,062
Live Nation Entertainment, Inc.(e)	1,050	188,884
Marriott International, Inc., Cl. A	1,160	396,442
MGM Resorts International(e)	490	20,266
Norwegian Cruise Line Holdings Ltd.(e)	9,620	155,267
Royal Caribbean Cruises Ltd.	930	249,928
		2,600,181
Consumer Durables & Apparel — .1%
Deckers Outdoor Corp.(e)	57	4,963
Tapestry, Inc.	2,810	346,726
		351,689
Consumer Staples — .4%
Church & Dwight Co., Inc.	1,145	114,248
Colgate-Palmolive Co.	1,890	169,760
Kenvue, Inc.	7,970	150,474
Kimberly-Clark Corp.	1,364	147,244
The Estee Lauder Companies, Inc., Cl. A	810	82,863
The Procter & Gamble Company	7,060	1,024,547
		1,689,136
Diversified Financials — 1.7%
American Express Co.	3,058	1,009,660
BlackRock, Inc.	555	641,364
Capital One Financial Corp.	2,688	576,603
Cboe Global Markets, Inc.	152	45,630
CME Group, Inc.	1,155	329,752
Franklin Templeton, Inc.	6,905	235,806
Intercontinental Exchange, Inc.	2,071	332,810
Invesco Ltd.	7,075	231,918
Mastercard, Inc., Cl. A	2,909	1,714,303
T. Rowe Price Group, Inc.	1,234	137,319
The Charles Schwab Corp.	3,645	400,294
Visa, Inc., Cl. A	6,310	2,393,825
		8,049,284
Electronic Components — .6%
AMETEK, Inc.	1,075	252,808
Amphenol Corp., Cl. A	4,707	746,295
Coherent Corp.(e)	470	130,580
Eaton Corp. PLC	1,626	653,457
Emerson Electric Co.	2,626	400,307
Garmin Ltd.	319	90,631
Honeywell International, Inc.	584	124,702
Keysight Technologies, Inc.(e)	945	304,951
TE Connectivity PLC	1,078	221,260
		2,924,991

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Energy — 1.8%
APA Corp.	3,640	157,066
Baker Hughes Co.	3,415	217,023
Chevron Corp.	5,050	1,041,007
ConocoPhillips	7,683	1,017,921
Devon Energy Corp.	5,268	255,551
Diamondback Energy, Inc.	1,550	310,744
EOG Resources, Inc.	3,688	534,612
EQT Corp.	1,320	71,518
ExxonMobil Holdings Corp.	12,565	2,022,337
First Solar, Inc.(e)	437	88,230
Halliburton Co.	3,680	135,608
Kinder Morgan, Inc.	5,102	164,488
Marathon Petroleum Corp.	1,585	591,712
Occidental Petroleum Corp.	2,750	165,495
ONEOK, Inc.	1,930	185,299
Phillips 66	1,441	355,322
SLB Ltd.	6,165	370,517
The Williams Companies, Inc.	3,810	285,941
Valero Energy Corp.	1,086	389,787
		8,360,178
Environmental Control — .1%
Veralto Corp.	1,088	107,244
Waste Management, Inc.	1,115	244,096
		351,340
Food Products — .2%
McCormick & Co., Inc.	155	8,404
Mondelez International, Inc., Cl. A	900	55,863
The Campbell’s Company	26,765	633,795
The Hershey Company	673	118,589
The Kraft Heinz Company	3,135	80,476
The Kroger Company	3,210	184,703
		1,081,830
Forest Products & Paper — .0%
International Paper Co.	2,990	113,411
Health Care — 4.4%
Abbott Laboratories	1,715	189,267
AbbVie, Inc.	5,997	1,537,751
Agilent Technologies, Inc.	2,609	400,638
Align Technology, Inc.(e)	439	70,148
Amgen, Inc.	2,269	975,398
Baxter International, Inc.	10,335	268,710
Biogen, Inc.(e)	734	159,021
Boston Scientific Corp.(e)	5,840	282,072
Cardinal Health, Inc.	1,737	407,535
Centene Corp.(e)	2,240	144,122
Corteva, Inc.	2,493	210,983
CVS Health Corp.	3,820	358,736
Danaher Corp.	3,264	697,060
Dexcom, Inc.(e)	980	89,239
Edwards Lifesciences Corp.(e)	171	15,518

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Health Care — 4.4% (continued)
Elevance Health, Inc.	574	225,318
Eli Lilly & Co.	2,732	3,160,186
GE HealthCare Technologies, Inc.	1,615	115,036
Gilead Sciences, Inc.	2,835	414,874
HCA Healthcare, Inc.	1,032	427,712
Humana, Inc.	185	70,898
IDEXX Laboratories, Inc.(e)	587	326,777
Intuitive Surgical, Inc.(e)	1,335	503,108
Johnson & Johnson	9,360	2,488,356
Labcorp Holdings, Inc.	573	190,614
McKesson Corp.	524	463,908
Merck & Co., Inc.	6,730	994,425
Moderna, Inc.(e)	2,110	296,117
Pfizer, Inc.	24,686	702,564
Quest Diagnostics, Inc.	711	170,853
Regeneron Pharmaceuticals, Inc.	328	262,098
ResMed, Inc.	547	131,335
STERIS PLC	559	130,046
Stryker Corp.	1,438	465,624
The Cigna Group	448	123,684
Thermo Fisher Scientific, Inc.	1,811	1,117,568
UnitedHealth Group, Inc.	3,040	1,183,806
Vertex Pharmaceuticals, Inc.(e)	894	486,801
Viatris, Inc.	2,385	39,376
Waters Corp.(e)	76	31,512
		20,328,794
Industrial — 1.1%
Caterpillar, Inc.	1,778	1,417,902
Deere & Co.	1,194	781,963
Dover Corp.	998	193,842
DuPont de Nemours, Inc.	283	38,089
GE Vernova, Inc.	1,111	998,267
Huntington Ingalls Industries, Inc.	137	39,894
Ingersoll Rand, Inc.	2,380	183,379
Otis Worldwide Corp.	411	29,234
Parker-Hannifin Corp.	660	646,430
Snap-on, Inc.	691	266,940
Teledyne Technologies, Inc.(e)	187	114,622
Textron, Inc.	1,495	120,437
Westinghouse Air Brake Technologies Corp.	855	244,470
		5,075,469
Information Technology — 4.1%
Adobe, Inc.(e)	1,090	319,141
Akamai Technologies, Inc.(e)	626	67,996
Autodesk, Inc.(e)	800	206,824
Cadence Design Systems, Inc.(e)	1,956	662,654
Datadog, Inc., Cl. A(e)	543	128,713
Fair Isaac Corp.(e)	24	27,533
Intuit, Inc.	1,192	428,286
Microsoft Corp.	25,910	13,143,884

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Information Technology — 4.1% (continued)
MSCI, Inc.	369	210,566
Oracle Corp.	5,928	883,983
Palantir Technologies, Inc., Cl. A(e)	7,315	1,363,370
Paychex, Inc.	1,685	214,568
Salesforce, Inc.	3,083	793,996
ServiceNow, Inc.(e)	3,667	542,679
Synopsys, Inc.(e)	446	196,057
Take-Two Interactive Software, Inc.(e)	443	97,327
Veeva Systems, Inc., Cl. A(e)	48	13,713
		19,301,290
Insurance — 1.5%
Aflac, Inc.	3,275	379,408
American International Group, Inc.	4,230	323,003
Aon PLC, Cl. A	550	176,836
Berkshire Hathaway, Inc., Cl. B(e)	6,394	3,222,768
Chubb Ltd.	913	309,142
Cincinnati Financial Corp.	1,075	182,643
Globe Life, Inc.	29	5,007
Marsh & McLennan Cos., Inc.	1,500	284,700
MetLife, Inc.	1,465	139,424
Prudential Financial, Inc.	1,765	207,564
The Allstate Corp.	1,589	409,644
The Progressive Corp.	3,663	798,827
The Travelers Companies, Inc.	1,223	447,532
Willis Towers Watson PLC	582	197,036
		7,083,534
Internet Software & Services — 6.2%
Alphabet, Inc., Cl. A	18,882	6,407,607
Alphabet, Inc., Cl. C	17,242	5,783,139
Amazon.com, Inc.(e)	32,528	8,449,799
AppLovin Corp., Cl. A(e)	811	253,081
Booking Holdings, Inc.	3,350	666,951
eBay, Inc.	2,567	265,839
F5, Inc.(e)	460	187,280
Meta Platforms, Inc., Cl. A	7,463	4,271,373
Netflix, Inc.(e)	17,720	1,436,206
Palo Alto Networks, Inc.(e)	2,234	853,678
Robinhood Markets, Inc., Cl. A(e)	2,510	263,073
Uber Technologies, Inc.(e)	3,445	260,614
		29,098,640
Materials — .0%
Amcor PLC	395	18,126
Ball Corp.	2,175	136,960
		155,086
Media — .1%
EchoStar Corp., Cl. A(e)	40	3,458
Fox Corp., Cl. A	1,795	120,893
News Corp., Cl. A	5,740	176,275

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Media — .1% (continued)
The Walt Disney Company	1,768	190,148
Warner Bros Discovery, Inc.(e)	8,360	238,511
		729,285
Metals & Mining — .2%
Freeport-McMoRan, Inc.	6,340	480,192
Newmont Corp.	4,460	562,227
		1,042,419
Real Estate — .8%
American Tower Corp.(f)	487	85,566
BXP, Inc.(f)	1,990	135,300
CBRE Group, Inc., Cl. A(e)	1,730	252,251
Digital Realty Trust, Inc.(f)	1,366	253,516
Equinix, Inc.(f)	321	335,997
Essex Property Trust, Inc.(f)	460	130,162
Extra Space Storage, Inc.(f)	752	106,107
Federal Realty Investment Trust(f)	1,140	132,274
Healthpeak Properties, Inc.(f)	7,590	158,024
Iron Mountain, Inc.(f)	2,770	319,520
Prologis, Inc.(f)	955	133,624
Public Storage(f)	1,155	354,573
Regency Centers Corp.(f)	1,970	147,297
SBA Communications Corp.(f)	21	3,983
Simon Property Group, Inc.(f)	1,964	416,996
VICI Properties, Inc.(f)	1,095	28,087
Vivmark Residential(f)	874	56,932
Welltower, Inc.(f)	2,125	502,010
		3,552,219
Retailing — 1.8%
AutoZone, Inc.(e)	111	332,028
Best Buy Co., Inc.	1,925	154,289
Chipotle Mexican Grill, Inc.(e)	5,600	212,968
Costco Wholesale Corp.	1,552	1,464,917
Darden Restaurants, Inc.	1,026	219,831
Dollar General Corp.	1,395	176,816
Domino’s Pizza, Inc.	131	44,810
Genuine Parts Co.	212	28,762
Lowe’s Companies, Inc.	2,480	507,656
McDonald’s Corp.	1,872	493,347
O’Reilly Automotive, Inc.(e)	4,440	394,272
Starbucks Corp.	2,563	272,319
Target Corp.	773	124,360
The Home Depot, Inc.	3,263	1,069,709
The TJX Companies, Inc.	3,967	531,221
Tractor Supply Co.	4,200	146,580
Ulta Beauty, Inc.(e)	169	90,770
Walmart, Inc.	18,327	1,921,952
Yum! Brands, Inc.	693	106,244
		8,292,851
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(e)	5,484	2,581,428

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Semiconductors & Semiconductor Equipment — 8.2% (continued)
Analog Devices, Inc.	2,120	767,737
Applied Materials, Inc.	3,365	1,542,482
Broadcom, Inc.	15,982	5,918,774
Intel Corp.(e)	14,888	1,332,625
KLA Corp.	6,040	1,059,718
Lam Research Corp.	4,604	1,388,060
Microchip Technology, Inc.	1,186	87,112
Micron Technology, Inc.	3,732	3,577,980
Monolithic Power Systems, Inc.	122	154,668
NVIDIA Corp.	83,720	18,483,702
NXP Semiconductors NV	298	66,943
ON Semiconductor Corp.(e)	1,255	92,983
QUALCOMM, Inc.	3,665	624,809
Skyworks Solutions, Inc.	20	1,340
Texas Instruments, Inc.	2,554	666,364
		38,346,725
Technology Hardware & Equipment — 4.7%
Accenture PLC, Cl. A	3,162	600,021
Apple, Inc.	51,070	16,181,529
Crowdstrike Holdings, Inc., Cl. A(e)	2,116	488,796
Dell Technologies, Inc., Cl. C	1,020	465,130
EPAM Systems, Inc.(e)	883	104,044
Fortinet, Inc.(e)	4,585	783,714
Hewlett Packard Enterprise Co.	4,340	226,722
International Business Machines Corp.	2,935	686,408
Leidos Holdings, Inc.	1,450	203,305
Lumentum Holdings, Inc.(e)	300	274,428
NetApp, Inc.	492	91,163
Sandisk Corp.(e)	511	800,584
Seagate Technology Holdings PLC	726	601,404
Super Micro Computer, Inc.(e)	3,001	111,877
Western Digital Corp.	1,165	524,891
		22,144,016
Telecommunication Services — .9%
Arista Networks, Inc.(e)	4,750	929,527
AT&T, Inc.	15,995	414,111
Ciena Corp.(e)	80	30,624
Cisco Systems, Inc.	9,670	1,068,438
Corning, Inc.	3,035	451,395
Motorola Solutions, Inc.	343	166,458
T-Mobile US, Inc.	2,481	447,672
Verizon Communications, Inc.	13,198	660,164
		4,168,389
Transportation — .5%
C.H. Robinson Worldwide, Inc.	859	128,558
CSX Corp.	3,563	179,967
Expeditors International of Washington, Inc.	778	147,548
FedEx Corp.	873	285,820
FedEx Freight Holding Co., Inc.(e)	436	58,311

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 47.9% (continued)
Transportation — .5% (continued)
Norfolk Southern Corp.	1,441	493,960
Union Pacific Corp.	3,079	925,763
		2,219,927
Utilities — .9%
American Electric Power Co., Inc.	580	71,009
CenterPoint Energy, Inc.	5,215	206,514
Consolidated Edison, Inc.	3,385	362,263
Constellation Energy Corp.	1,678	461,064
Dominion Energy, Inc.	5,420	357,774
DTE Energy Co.	1,045	141,733
Duke Energy Corp.	570	68,349
Edison International	1,910	103,102
Entergy Corp.	392	41,674
Evergy, Inc.	5,005	405,505
Exelon Corp.	6,025	263,413
FirstEnergy Corp.	4,175	191,465
NextEra Energy, Inc.	6,747	555,548
NiSource, Inc.	3,490	142,811
NRG Energy, Inc.	105	11,563
Pinnacle West Capital Corp.	1,855	181,122
Public Service Enterprise Group, Inc.	2,960	217,057
The AES Corp.	6,450	95,073
Xcel Energy, Inc.	2,465	186,576
		4,063,615
Total Equity Securities - Common Stocks (cost $58,618,654)		223,242,302
Exchange-Traded Funds — 2.7%
Registered Investment Companies — 2.7%
BNY Mellon US Mid Cap Core Equity ETF(g) (cost $11,846,251)	308,850	12,532,701

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — .3%
CDP Financial, Inc., Gtd. Notes(a)	4.88	6/5/2029	150,000	151,327
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	200,000	173,535
Mexico, Sr. Unscd. Notes	6.13	2/9/2038	300,000	289,425
Mexico, Sr. Unscd. Notes	6.25	8/27/2037	200,000	196,500
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	200,000	178,478
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	150,000	150,546
Poland, Sr. Unscd. Notes, Ser. 10Y	5.38	4/14/2036	150,000	147,977
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	100,000	96,471
Province of Manitoba Canada, Sr. Unscd. Notes	4.30	7/27/2033	160,000	155,173
Total Foreign Governmental (cost $1,403,388)				1,539,432

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(h) (cost $0)	390	0

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Mortgage Obligations — .1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5645, Cl. FE, (1 Month SOFRCOMPOUND +1.40%)(b),(i) (cost $210,081)	5.04	4/25/2056	211,668	209,116
U.S. Government Agencies Commercial Mortgage-Backed — .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $181,735)	1.83	12/16/2052	192,950	160,672

U.S. Government Agencies Mortgage-Backed — 5.0%
Mortgage Pools — 4.5%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2040-2/1/2052(i)	1,067,056	884,844
2.50%, 3/1/2042-10/1/2051(i)	2,329,528	1,954,047
3.00%, 2/1/2052(i)	649,081	565,865
3.50%, 7/1/2047(i)	191,853	173,942
5.00%, 11/1/2040-11/1/2055(i)	1,101,404	1,081,534
5.50%, 11/1/2040-11/1/2055(i)	2,884,411	2,877,451
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(i)	2,895,525	2,285,597
2.50%, 1/1/2035-1/1/2052(i)	2,097,614	1,774,878
3.00%, 7/1/2052(i)	558,144	476,474
3.50%, 3/1/2048-9/1/2052(i)	569,844	508,650
4.00%, 4/1/2052(i)	175,986	161,236
4.50%, 10/1/2052-8/1/2053(i)	792,981	753,623
5.00%, 3/1/2054-5/1/2056(i)	2,142,245	2,088,290
5.50%, 7/1/2055-4/1/2056(i)	1,162,479	1,158,372
6.00%, 9/1/2054(i)	644,268	655,246
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	925,235	736,740
2.50%, 5/20/2051	328,610	270,853
3.00%, 6/20/2050-12/20/2051	724,593	629,735
3.50%, 1/20/2052-9/20/2053	489,740	439,549
4.00%, 2/20/2051-2/20/2055	830,254	748,420
4.50%, 7/20/2052	235,557	224,110
6.50%, 12/20/2055	433,020	447,279
7.00%, 6/20/2055	104,178	107,908
7.50%, 7/20/2054	59,333	61,597
		21,066,240
TBA Purchased Commitments — .5%
Federal National Mortgage Association:
5.00%, 9/1/2041(i),(j)	200,000	199,037
5.50%, 9/1/2041-9/1/2056(i),(j)	1,975,000	1,964,960
		2,163,997
Total U.S. Government Agencies Mortgage-Backed (cost $24,050,361)		23,230,237

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 4.5%
U.S. Treasury Bonds	3.63	2/15/2053	460,000	351,280
U.S. Treasury Bonds	3.63	5/15/2053	1,050,000	801,076
U.S. Treasury Bonds	3.88	2/15/2043	654,000	560,524

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 4.5% (continued)
U.S. Treasury Bonds(d)	4.00	11/15/2052	500,000	408,848
U.S. Treasury Bonds	4.13	8/15/2053	610,000	509,064
U.S. Treasury Bonds	4.63	11/15/2045	51,000	47,217
U.S. Treasury Bonds(d)	4.63	2/15/2046	238,000	220,150
U.S. Treasury Bonds(d)	4.63	11/15/2055	2,724,000	2,470,008
U.S. Treasury Bonds	4.75	2/15/2045	1,285,000	1,213,045
U.S. Treasury Bonds	4.75	11/15/2053	203,000	187,712
U.S. Treasury Bonds	5.00	5/15/2046	30,000	29,121
U.S. Treasury Notes	2.88	4/30/2029	465,000	447,444
U.S. Treasury Notes(d)	3.13	11/15/2028	185,000	180,227
U.S. Treasury Notes	3.25	6/30/2029	1,140,000	1,105,422
U.S. Treasury Notes(d)	3.50	2/28/2031	975,000	936,533
U.S. Treasury Notes	3.63	3/31/2030	690,000	671,349
U.S. Treasury Notes	3.63	9/30/2030	145,000	140,489
U.S. Treasury Notes	3.75	5/31/2030	275,000	268,361
U.S. Treasury Notes(d)	3.88	4/30/2030	495,000	485,554
U.S. Treasury Notes(d)	4.00	2/28/2030	207,000	204,117
U.S. Treasury Notes	4.13	8/31/2030	460,000	454,322
U.S. Treasury Notes	4.13	7/31/2031	1,055,000	1,037,444
U.S. Treasury Notes	4.13	10/31/2031	175,000	171,879
U.S. Treasury Notes	4.25	2/28/2029	595,000	593,303
U.S. Treasury Notes	4.25	6/30/2029	1,230,000	1,225,051
U.S. Treasury Notes	4.38	8/31/2028	850,000	850,565
U.S. Treasury Notes	4.38	11/30/2028	1,285,000	1,285,276
U.S. Treasury Notes	4.38	11/30/2030	2,378,000	2,368,665
U.S. Treasury Notes	4.38	7/31/2033	250,000	246,523
U.S. Treasury Notes	4.50	5/31/2029	380,000	380,995
U.S. Treasury Notes	4.88	10/31/2028	910,000	919,580
Total U.S. Treasury Securities (cost $21,681,000)				20,771,144

	1-Day Yield (%)	Shares
Investment Companies — 32.5%
Registered Investment Companies — 32.5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g)	3.72	3,459,055	3,459,055
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(g)		684,787	6,450,695
BNY Mellon Emerging Markets Fund, Cl. M(g)		1,720,273	26,561,017
BNY Mellon Floating Rate Income Fund, Cl. Y(g)		995,826	10,705,131
BNY Mellon High Yield Fund, Cl. I(g)		2,450,233	13,084,243
BNY Mellon International Equity Fund, Cl. Y(g)		3,819,243	69,357,461
BNY Mellon Research Growth Fund, Inc., Cl. Y(e),(g)		270,548	5,424,483
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(g)		918,086	16,507,181
Total Investment Companies (cost $135,453,933)			151,549,266

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $12,090)	3.72	12,090	12,090
Total Investments (cost $290,374,731)		100.6%	468,964,055
Liabilities, Less Cash and Receivables		(.6%)	(2,733,822)
Net Assets		100.0%	466,230,233

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TBA—To Be Announced
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $8,790,024 or 1.9% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(d)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $5,278,630 and the value of the collateral was
$5,453,430, consisting of cash collateral of $12,090 and U.S. Government & Agency securities valued at $5,441,340.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Non-income producing security.
(f)	Investment in real estate investment trust within the United States.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)	The fund held Level 3 securities at August 31, 2026. These securities were valued at $0 or .0% of net assets.
(i)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(j)	Purchased on a forward commitment basis.

BNY Mellon Asset Allocation Fund
TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.2%)
Federal National Mortgage Association:
2.50%, 9/1/2040-9/1/2056(a),(b)	(400,000)	(357,816)
4.50%, 9/1/2056(a),(b)	(50,000)	(46,929)
5.00%, 9/1/2056(a),(b)	(625,000)	(602,991)
Total Sale Commitments (Proceeds $1,010,982)		(1,007,736)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Exchange-Traded Funds - 2.7%
BNY Mellon Ultra Short Income ETF - .0%	-	4,704,171	(4,691,823)	(12,348)	-	-	31,208
BNY Mellon US Mid Cap Core Equity ETF - 2.7%	-	11,846,251	-	-	686,450	12,532,701	38,860
Registered Investment Companies - 32.5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	2,782,683	131,996,007	(131,319,635)	-	-	3,459,055	151,369
BNY Mellon Corporate Bond Fund, Cl. M - .0%	20,037,942	315,657	(20,400,836)	(289,864)	337,101	-	315,657
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y - 1.4%	5,838,933	175,833	-	-	435,929	6,450,695	175,832
BNY Mellon Emerging Markets Fund, Cl. M - 5.7%	10,855,307	10,218,068	-	-	5,487,642	26,561,017	6,223
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.3%	10,280,187	779,001	-	-	(354,057)	10,705,131	779,001
BNY Mellon High Yield Fund, Cl. I - 2.8%	14,593,368	944,548	(2,110,726)	(312,503)	(30,444)	13,084,243	952,294
BNY Mellon Income Stock Fund, Cl. M - .0%	9,363,874	1,576,077	(9,508,525)	(462,443)	(968,983)	-	1,576,077
BNY Mellon Intermediate Bond Fund, Cl. M - .0%	21,801,830	266,070	(22,067,366)	(639,049)	638,515	-	266,070

SCHEDULES OF INVESTMENTS (continued)
BNY Mellon Asset Allocation Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 32.5% (continued)
BNY Mellon International Equity Fund, Cl. Y - 14.9%	59,872,936	19,545,412	(9,308,476)	(1,719,210)	966,799	69,357,461	10,498,405
BNY Mellon International Fund - .0%	357,973	9,020	(430,731)	177,384	(113,646)	-	9,020
BNY Mellon Mid Cap Multi- Strategy Fund - .0%	20,334,794	17,682,591	(22,429,222)	(12,518,392)	(3,069,771)	-	16,528,491
BNY Mellon Research Growth Fund, Inc., Cl. Y - 1.2%	14,602,684	1,724,546	(9,772,748)	1,204,413	(2,334,412)	5,424,483	1,724,546
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M - 3.5%	12,667,373	6,308,796	(696,507)	15,148	(1,787,629)	16,507,181	4,291,522
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	575,410	29,563,612	(30,126,932)	-	-	12,090	7,604 ††
Total - 35.2%	203,965,294	237,655,660	(262,863,527)	(14,556,864)	(106,506)	164,094,057	37,352,179

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon Asset Allocation Fund
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	12	12/31/2026	2,467,894	2,462,812	(5,082)
5 Year U.S. Treasury Note	9	12/31/2026	954,612	951,328	(3,284)

BNY Mellon Asset Allocation Fund (continued)
Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
10 Year U.S. Treasury Note	8	12/21/2026	865,705	861,250	(4,455)
U.S. Treasury Long-Term Bond	10	12/21/2026	1,085,771	1,086,250	479
Futures Short
Ultra 10 Year U.S. Treasury Note	12	12/21/2026	1,315,291	1,313,062	2,229
Gross Unrealized Appreciation					2,708
Gross Unrealized Depreciation					(12,821)
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	121,661,577	224,099,815	204,577,667
Affiliated issuers	1,568,505	4,261,868	2,578,755
Cash denominated in foreign currency†††	-	306,095	1,903,349
Receivable for investment securities sold	145,924	-	132
Dividends and securities lending income receivable	79,183	428,780	330,451
Tax reclaim receivable—Note 1(b)	278	2,480,944	-
Prepaid expenses	290,541	286,621	23,386
	123,746,008	231,864,123	209,413,740
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	142,631	183,931	241,294
Reorganization expense payable—Note 5	356,000	350,000	-
Payable for investment securities purchased	197,435	1,375,969	318,331
Payable for shares of Beneficial Interest redeemed	28,342	125,856	14,000
Trustees’ fees and expenses payable	19,667	33,013	19,333
Payable for foreign tax on capital gains—Note 1(b)	-	-	676,427
Other accrued expenses	39,308	30,108	5,079
	783,383	2,098,877	1,274,464
Net Assets ($)	122,962,625	229,765,246	208,139,276
Composition of Net Assets ($):
Paid-in capital	77,888,181	208,372,743	434,616,604
Total distributable earnings (loss)	45,074,444	21,392,503	(226,477,328)
Net Assets ($)	122,962,625	229,765,246	208,139,276
†Investments at cost ($)
Unaffiliated issuers	105,828,621	200,606,996	155,274,090
Affiliated issuers	1,568,505	4,261,868	2,578,755
††Value of securities on loan ($)	-	-	1,708,991
†††Cash denominated in foreign currency (cost) ($)	-	290,473	2,372,648
Net Asset Value Per Share
Class M Shares
Net Assets ($)	104,386,821	206,292,097	185,718,255
Shares Outstanding	5,805,226	10,710,804	12,026,051
Net Asset Value Per Share ($)	17.98	19.26	15.44
Investor Shares
Net Assets ($)	18,575,804	23,473,149	22,421,021
Shares Outstanding	1,179,484	1,128,264	1,410,044
Net Asset Value Per Share ($)	15.75	20.80	15.90
See notes to financial statements.

BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	304,869,998
Affiliated issuers	164,094,057
Cash collateral held by broker—Note 4	43,386
Receivable for investment securities sold—TBA	1,012,615
Dividends, interest and securities lending income receivable	964,198
Receivable for shares of Beneficial Interest subscribed	1,500
Receivable for investment securities sold	932
Prepaid expenses	28,314
471,015,000
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	199,482
Cash overdraft due to Custodian	415,873
Payable for investment securities purchased—TBA	2,171,888
TBA sale commitments, at value†††—Note 4	1,007,736
Payable for shares of Beneficial Interest redeemed	437,777
Payable for investment securities purchased	424,770
Trustees’ fees and expenses payable	67,400
Liability for securities on loan—Note 1(c)	12,090
Payable for futures variation margin—Note 4	2,578
Other accrued expenses	45,173
4,784,767
Net Assets ($)	466,230,233
Composition of Net Assets ($):
Paid-in capital	269,299,220
Total distributable earnings (loss)	196,931,013
Net Assets ($)	466,230,233
†Investments at cost ($)
Unaffiliated issuers	143,062,457
Affiliated issuers	147,312,274
††Value of securities on loan ($)	5,278,630
†††TBA sale commitments (proceeds) ($)	1,010,982
Net Asset Value Per Share
Class M Shares
Net Assets ($)	453,887,775
Shares Outstanding	28,799,720
Net Asset Value Per Share ($)	15.76
Investor Shares
Net Assets ($)	12,342,458
Shares Outstanding	772,522
Net Asset Value Per Share ($)	15.98
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended August 31, 2026

	BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,580,200 †	6,478,983 †	3,621,639 †
Affiliated issuers	118,129	101,835	129,171
Affiliated income net of rebates from securities lending—Note 1(c)	18,817	3,716	5,384
Interest	-	-	448
Total Income	1,717,146	6,584,534	3,756,642
Expenses:
Management fee—Note 3(a)	1,291,447	1,968,864	2,189,035
Administration fee—Note 3(a)	223,437	342,057	281,355
Reorganization expense—Note 5	89,000	87,500	-
Trustees’ fees and expenses—Note 3(c)	65,818	111,201	86,076
Professional fees	62,200	91,169	110,947
Shareholder servicing costs—Note 3(b)	50,686	56,155	50,208
Chief Compliance Officer fees—Note 3(b)	35,960	29,936	30,932
Registration fees	32,784	32,963	33,104
Custodian fees—Note 3(b)	23,760	16,492	45,901
Shareholder and regulatory reports service fees—Note 3(b)	18,000	18,000	18,000
Prospectus and shareholders’ reports	13,937	13,104	13,881
Loan commitment fees—Note 2	3,004	3,777	2,586
Interest expense—Note 2	-	-	150
Miscellaneous	14,900	8,461	21,644
Total Expenses	1,924,933	2,779,679	2,883,819
Less—reduction in expenses due to undertaking—Note 3(a)	-	(463,352)	(475,877)
Net Expenses	1,924,933	2,316,327	2,407,942
Net Investment Income (Loss)	(207,787)	4,268,207	1,348,700
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	56,414,334	43,304,183	31,840,738
Net realized gain (loss) on foreign capital gains tax	-	-	(457,455)
Net Realized Gain (Loss)	56,414,334	43,304,183	31,383,283
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(30,360,403)	(6,888,698)	22,530,511
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	-	199,995
Net Change in Unrealized Appreciation (Depreciation)	(30,360,403)	(6,888,698)	22,730,506
Net Realized and Unrealized Gain (Loss) on Investments	26,053,931	36,415,485	54,113,789
Net Increase in Net Assets Resulting from Operations	25,846,144	40,683,692	55,462,489
†Net of foreign taxes withheld at source ($)	2,751	698,404	517,182
See notes to financial statements.

BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,417,259 †
Affiliated issuers	4,590,977
Interest	3,111,154
Affiliated income net of rebates from securities lending—Note 1(c)	7,604
Total Income	10,126,994
Expenses:
Management fee—Note 3(a)	1,902,284
Administration fee—Note 3(a)	411,984
Trustees’ fees and expenses—Note 3(c)	224,202
Professional fees	110,144
Chief Compliance Officer fees—Note 3(b)	35,955
Registration fees	34,673
Shareholder servicing costs—Note 3(b)	29,920
Shareholder and regulatory reports service fees—Note 3(b)	18,000
Prospectus and shareholders’ reports	13,481
Loan commitment fees—Note 2	11,006
Custodian fees—Note 3(b)	8,978
Miscellaneous	19,902
Total Expenses	2,820,529
Less—reduction in expenses due to undertaking—Note 3(a)	(273,618)
Net Expenses	2,546,911
Net Investment Income	7,580,083
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	8,395,740
Affiliated issuers	(14,556,864)
Net realized gain (loss) on futures	(67,763)
Capital gain distributions from affiliated issuers	32,753,598
Net Realized Gain (Loss)	26,524,711
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	26,814,852
Affiliated issuers	(106,506)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	3,246
Net change in unrealized appreciation (depreciation) on futures	(10,113)
Net Change in Unrealized Appreciation (Depreciation)	26,701,479
Net Realized and Unrealized Gain (Loss) on Investments	53,226,190
Net Increase in Net Assets Resulting from Operations	60,806,273
†Net of foreign taxes withheld at source ($)	195
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Operations ($):
Net investment income (loss)	(207,787)	(27,326)	4,268,207	5,464,397
Net realized gain (loss) on investments	56,414,334	61,022,410	43,304,183	18,871,507
Net change in unrealized appreciation (depreciation) on investments	(30,360,403)	(42,431,207)	(6,888,698)	110,032
Net Increase (Decrease) in Net Assets Resulting from Operations	25,846,144	18,563,877	40,683,692	24,445,936
Distributions ($):
Distributions to shareholders:
Class M	(45,559,244)	(26,219,328)	(4,946,710)	(6,741,134)
Investor Shares	(7,471,721)	(2,793,284)	(454,151)	(429,901)
Total Distributions	(53,030,965)	(29,012,612)	(5,400,861)	(7,171,035)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	2,628,797	4,575,034	168,850	605,863
Investor Shares	2,692,854	2,186,584	9,507,025	6,792,597
Distributions reinvested:
Class M	22,968,954	10,641,143	521,004	834,734
Investor Shares	6,511,572	2,426,960	316,363	348,764
Cost of shares redeemed:
Class M	(73,766,765)	(124,117,632)	(36,677,861)	(45,376,962)
Investor Shares	(9,649,971)	(7,996,928)	(8,016,152)	(6,659,234)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(48,614,559)	(112,284,839)	(34,180,771)	(43,454,238)
Total Increase (Decrease) in Net Assets	(75,799,380)	(122,733,574)	1,102,060	(26,179,337)
Net Assets ($):
Beginning of Period	198,762,005	321,495,579	228,663,186	254,842,523
End of Period	122,962,625	198,762,005	229,765,246	228,663,186

See notes to financial statements.

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Capital Share Transactions (Shares):
Class M(a)
Shares sold	123,368	208,516	8,895	42,344
Shares issued for distributions reinvested	1,464,857	517,062	30,451	60,053
Shares redeemed	(3,940,249)	(6,279,674)	(2,038,011)	(3,055,374)
Net Increase (Decrease) in Shares Outstanding	(2,352,024)	(5,554,096)	(1,998,665)	(2,952,977)
Investor Shares(a)
Shares sold	160,081	112,216	501,703	415,357
Shares issued for distributions reinvested	473,225	129,094	17,082	23,220
Shares redeemed	(627,515)	(433,233)	(413,904)	(422,168)
Net Increase (Decrease) in Shares Outstanding	5,791	(191,923)	104,881	16,409

(a)
During the period ended August 31, 2026, 116,629 Class M shares representing $2,201,859 were exchanged for 131,447 Investor Shares for BNY Mellon Small
Cap Multi-Strategy Fund and 470,207 Class M shares representing $8,245,933 were exchanged for 435,680 Investor Shares for BNY Mellon International Fund.
During the period ended August 31, 2025, 85,673 Class M shares representing $1,814,073 were exchanged for 93,486 Investor Shares for BNY Mellon Small Cap
Multi-Strategy Fund and 437,954 Class M shares representing $6,638,201 were exchanged for 405,805 Investor Shares for BNY Mellon International Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Operations ($):
Net investment income	1,348,700	1,562,594	7,580,083	7,432,571
Net realized gain (loss) on investments	31,383,283	27,899,073	26,524,711	14,365,248
Net change in unrealized appreciation (depreciation) on investments	22,730,506	(13,233,452)	26,701,479	25,626,079
Net Increase (Decrease) in Net Assets Resulting from Operations	55,462,489	16,228,215	60,806,273	47,423,898
Distributions ($):
Distributions to shareholders:
Class M	(70,730)	(1,141,844)	(26,949,455)	(20,836,354)
Investor Shares	-	(63,274)	(701,615)	(494,387)
Total Distributions	(70,730)	(1,205,118)	(27,651,070)	(21,330,741)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	15,092,090	1,785,530	13,258,109	14,458,091
Investor Shares	7,085,032	3,624,339	3,694,703	2,591,719
Distributions reinvested:
Class M	14,064	198,763	11,065,757	8,614,945
Investor Shares	-	51,385	589,046	378,719
Cost of shares redeemed:
Class M	(31,759,566)	(60,710,576)	(43,558,009)	(46,447,306)
Investor Shares	(7,258,571)	(6,521,315)	(3,770,367)	(3,282,872)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(16,826,951)	(61,571,874)	(18,720,761)	(23,686,704)
Total Increase (Decrease) in Net Assets	38,564,808	(46,548,777)	14,434,442	2,406,453
Net Assets ($):
Beginning of Period	169,574,468	216,123,245	451,795,791	449,389,338
End of Period	208,139,276	169,574,468	466,230,233	451,795,791

See notes to financial statements.

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Capital Share Transactions (Shares):
Class M(a)
Shares sold	1,122,126	166,905	882,282	1,041,742
Shares issued for distributions reinvested	1,134	19,185	759,974	638,097
Shares redeemed	(2,362,239)	(5,942,127)	(2,867,061)	(3,347,314)
Net Increase (Decrease) in Shares Outstanding	(1,238,979)	(5,756,037)	(1,224,805)	(1,667,475)
Investor Shares(a)
Shares sold	503,410	332,357	239,483	182,193
Shares issued for distributions reinvested	-	4,797	39,703	27,527
Shares redeemed	(512,663)	(619,452)	(248,113)	(237,098)
Net Increase (Decrease) in Shares Outstanding	(9,253)	(282,298)	31,073	(27,378)

(a)
During the period ended August 31, 2026, 345,653 Class M shares representing $4,532,509 were exchanged for 335,234 Investor Shares for BNY Mellon
Emerging Markets Fund and 218,258 Class M shares representing $3,325,509 were exchanged for 215,330 Investor Shares for BNY Mellon Asset Allocation
Fund. During the period ended August 31, 2025, 287,567 Class M shares representing $3,040,529 were exchanged for 278,626 Investor Shares for BNY Mellon
Emerging Markets Fund and 182,433 Class M shares representing $2,562,401 were exchanged for 180,099 Investor Shares for BNY Mellon Asset Allocation
Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	21.54	21.48	19.64	19.76	26.07
Investment Operations:
Net investment income (loss)(a)	(.02 )	.00 (b)	.07	.05	(.00 )(b)
Net realized and unrealized gain (loss) on investments	3.08	2.21	1.88	.34	(3.37)
Total from Investment Operations	3.06	2.21	1.95	.39	(3.37)
Distributions:
Dividends from net investment income	(.11 )	(.27 )	(.03 )	-	-
Dividends from net realized gain on investments	(6.51)	(1.88)	(.08 )	(.51 )	(2.94)
Total Distributions	(6.62)	(2.15)	(.11 )	(.51 )	(2.94)
Net asset value, end of period	17.98	21.54	21.48	19.64	19.76
Total Return (%)	18.68	10.73	9.97	2.15	(14.23)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23	1.09	1.06	1.04	1.01
Ratio of net expenses to average net assets	1.23	1.09 (c)	1.06 (c)	1.04 (c)	1.01
Ratio of net investment income (loss) to average net assets	(.10 )	.01 (c)	.34 (c)	.27 (c)	(.01 )
Portfolio Turnover Rate	130.84	74.67	60.95	56.56	52.04
Net Assets, end of period ($ x 1,000)	104,387	175,704	294,498	619,375	583,546

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	19.65	19.77	18.10	18.30	24.41
Investment Operations:
Net investment income (loss)(a)	(.06 )	(.04 )	.02	.00 (b)	(.05 )
Net realized and unrealized gain (loss) on investments	2.73	2.02	1.73	.31	(3.12)
Total from Investment Operations	2.67	1.98	1.75	.31	(3.17)
Distributions:
Dividends from net investment income	(.06 )	(.22 )	-	-	-
Dividends from net realized gain on investments	(6.51)	(1.88)	(.08 )	(.51 )	(2.94)
Total Distributions	(6.57)	(2.10)	(.08 )	(.51 )	(2.94)
Net asset value, end of period	15.75	19.65	19.77	18.10	18.30
Total Return (%)	18.39	10.47	9.68	1.88	(14.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48	1.34	1.31	1.29	1.26
Ratio of net expenses to average net assets	1.48	1.34 (c)	1.31 (c)	1.29 (c)	1.26
Ratio of net investment income (loss) to average net assets	(.35 )	(.24 )(c)	.09 (c)	.02 (c)	(.26 )
Portfolio Turnover Rate	130.84	74.67	60.95	56.56	52.04
Net Assets, end of period ($ x 1,000)	18,576	23,058	26,997	26,309	28,378

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon International Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	16.55	15.22	13.66	11.71	15.38
Investment Operations:
Net investment income(a)	.34	.36	.39	.41	.33
Net realized and unrealized gain (loss) on investments	2.79	1.42	1.69	2.10	(3.71)
Total from Investment Operations	3.13	1.78	2.08	2.51	(3.38)
Distributions:
Dividends from net investment income	(.42 )	(.45 )	(.52 )	(.56 )	(.29 )
Net asset value, end of period	19.26	16.55	15.22	13.66	11.71
Total Return (%)	19.21	12.28	15.71	21.91	(22.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.18	1.08	1.08	1.07	1.03
Ratio of net expenses to average net assets(b)	.98 (c)	.88 (c),(d)	.88 (c),(d)	.99 (c),(d)	1.03
Ratio of net investment income to average net assets(b)	1.87 (c)	2.42 (c),(d)	2.77 (c),(d)	3.17 (c),(d)	2.33
Portfolio Turnover Rate	151.11	80.17	50.18	63.06	78.04
Net Assets, end of period ($ x 1,000)	206,292	210,383	238,347	276,642	337,994

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Year Ended August 31,
BNY Mellon International Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	17.86	16.38	14.67	12.53	16.44
Investment Operations:
Net investment income(a)	.32	.35	.38	.40	.31
Net realized and unrealized gain (loss) on investments	3.00	1.55	1.82	2.26	(3.97)
Total from Investment Operations	3.32	1.90	2.20	2.66	(3.66)
Distributions:
Dividends from net investment income	(.38 )	(.42 )	(.49 )	(.52 )	(.25 )
Net asset value, end of period	20.80	17.86	16.38	14.67	12.53
Total Return (%)	18.87	12.05	15.36	21.64	(22.57)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.43	1.33	1.33	1.32	1.28
Ratio of net expenses to average net assets(b)	1.23 (c)	1.13 (c),(d)	1.13 (c),(d)	1.24 (c),(d)	1.28
Ratio of net investment income to average net assets(b)	1.62 (c)	2.17 (c),(d)	2.52 (c),(d)	2.92 (c),(d)	2.08
Portfolio Turnover Rate	151.11	80.17	50.18	63.06	78.04
Net Assets, end of period ($ x 1,000)	23,473	18,280	16,495	15,096	15,355

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.51	10.40	9.58	10.77	14.15
Investment Operations:
Net investment income(a)	.10	.09	.08	.06	.50
Net realized and unrealized gain (loss) on investments	3.84	1.08	.90	.03	(3.61)
Total from Investment Operations	3.94	1.17	.98	.09	(3.11)
Distributions:
Dividends from net investment income	(.01 )	(.06 )	(.16 )	(1.28)	(.27 )
Net asset value, end of period	15.44	11.51	10.40	9.58	10.77
Total Return (%)	34.20	11.36	10.42	1.02	(22.31)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.49	1.52	1.52	1.43
Ratio of net expenses to average net assets	1.24 (b)	1.24 (b),(c)	1.27 (b),(c)	1.36 (b),(c)	1.43
Ratio of net investment income to average net assets	.73 (b)	.86 (b),(c)	.83 (b),(c)	.61 (b),(c)	4.00
Portfolio Turnover Rate	79.91	56.48	30.57	121.64	60.15
Net Assets, end of period ($ x 1,000)	185,718	152,715	197,865	299,278	522,075

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.88	10.73	9.88	11.05	14.52
Investment Operations:
Net investment income(a)	.07	.07	.06	.04	.48
Net realized and unrealized gain (loss) on investments	3.95	1.12	.93	.04	(3.71)
Total from Investment Operations	4.02	1.19	.99	.08	(3.23)
Distributions:
Dividends from net investment income	-	(.04 )	(.14 )	(1.25)	(.24 )
Net asset value, end of period	15.90	11.88	10.73	9.88	11.05
Total Return (%)	33.95	11.00	10.08	.87	(22.52)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74	1.74	1.77	1.77	1.68
Ratio of net expenses to average net assets	1.49 (b)	1.49 (b),(c)	1.52 (b),(c)	1.61 (b),(c)	1.68
Ratio of net investment income to average net assets	.49 (b)	.61 (b),(c)	.58 (b),(c)	.36 (b),(c)	3.75
Portfolio Turnover Rate	79.91	56.48	30.57	121.64	60.15
Net Assets, end of period ($ x 1,000)	22,421	16,859	18,259	20,047	28,873

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	14.68	13.84	12.07	12.56	15.34
Investment Operations:
Net investment income(a)	.25	.24	.23	.26	.21
Net realized and unrealized gain (loss) on investments	1.74	1.28	1.81	.57	(2.01)
Total from Investment Operations	1.99	1.52	2.04	.83	(1.80)
Distributions:
Dividends from net investment income	(.46 )	(.34 )	(.22 )	(.26 )	(.35 )
Dividends from net realized gain on investments	(.45 )	(.34 )	(.05 )	(1.06)	(.63 )
Total Distributions	(.91 )	(.68 )	(.27 )	(1.32)	(.98 )
Net asset value, end of period	15.76	14.68	13.84	12.07	12.56
Total Return (%)	14.11	11.40	17.15	7.53	(12.62)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.60	.53	.49	.46	.42
Ratio of net expenses to average net assets(b),(c)	.55	.50 (d)	.45 (d)	.44 (d)	.41
Ratio of net investment income to average net assets(b),(c)	1.65	1.69 (d)	1.82 (d)	2.20 (d)	1.50
Portfolio Turnover Rate	39.32 (e)	27.04	30.53	32.54	29.76
Net Assets, end of period ($ x 1,000)	453,888	440,765	438,614	420,930	432,481

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2026 was 37.89%.
See notes to financial statements.

	Investor Shares
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	14.88	14.02	12.22	12.69	15.48
Investment Operations:
Net investment income(a)	.22	.20	.20	.24	.17
Net realized and unrealized gain (loss) on investments	1.76	1.30	1.83	.57	(2.02)
Total from Investment Operations	1.98	1.50	2.03	.81	(1.85)
Distributions:
Dividends from net investment income	(.43 )	(.30 )	(.18 )	(.22 )	(.31 )
Dividends from net realized gain on investments	(.45 )	(.34 )	(.05 )	(1.06)	(.63 )
Total Distributions	(.88 )	(.64 )	(.23 )	(1.28)	(.94 )
Net asset value, end of period	15.98	14.88	14.02	12.22	12.69
Total Return (%)	13.78	11.12	16.86	7.29	(12.85)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.85	.78	.74	.71	.67
Ratio of net expenses to average net assets(b),(c)	.80	.75 (d)	.70 (d)	.69 (d)	.66
Ratio of net investment income to average net assets(b),(c)	1.40	1.44 (d)	1.57 (d)	1.97 (d)	1.25
Portfolio Turnover Rate	39.32 (e)	27.04	30.53	32.54	29.76
Net Assets, end of period ($ x 1,000)	12,342	11,031	10,776	7,890	8,800

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2026 was 37.89%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of six series, including the following diversified funds: BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Small Cap Multi-Strategy Fund seeks capital appreciation. BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
Newton Investment Management North America, LLC (“NIMNA”), also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser serves as a sub-adviser of (i) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Small Cap Value Strategy and the Small Cap Growth Strategy; and (ii) BNY Mellon International Fund. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to NIMNA for the benefit of the funds, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM, also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser for BNY Mellon Emerging Markets Fund. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, NIMNA, which enables NIMNA to provide certain advisory services to NIM for the benefit of the funds, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the NIM and the Adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to BNY Mellon Asset Allocation Fund. INA is an indirect wholly-owned subsidiary of BNY and is registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the shareholder services plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the funds’ valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a

NOTES TO FINANCIAL STATEMENTS (continued)
value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2026 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Small Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	121,661,577	—	—	121,661,577
Investment Companies	1,568,505	—	—	1,568,505
	123,230,082	—	—	123,230,082
BNY Mellon International Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	224,099,815	—	—	224,099,815
Investment Companies	4,261,868	—	—	4,261,868
	228,361,683	—	—	228,361,683
BNY Mellon Emerging Markets Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	184,543,654	—	0	184,543,654
Equity Securities - Preferred Stocks	20,034,013	—	—	20,034,013
Investment Companies	2,578,755	—	—	2,578,755
	207,156,422	—	0	207,156,422
BNY Mellon Asset Allocation Fund
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	3,873,423	—	3,873,423
Collateralized Loan Obligations	—	614,786	—	614,786
Commercial Mortgage-Backed	—	1,565,452	—	1,565,452
Corporate Bonds and Notes	—	29,663,434	—	29,663,434
Equity Securities - Common Stocks	223,242,302	—	—	223,242,302
Exchange-Traded Funds	12,532,701	—	—	12,532,701
Foreign Governmental	—	1,539,432	—	1,539,432
Rights	—	—	0	0
U.S. Government Agencies Collateralized Mortgage Obligations	—	209,116	—	209,116
U.S. Government Agencies Commercial Mortgage-Backed	—	160,672	—	160,672
U.S. Government Agencies Mortgage-Backed	—	23,230,237	—	23,230,237

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Asset Allocation Fund (continued) Assets ($) (continued)
U.S. Treasury Securities	—	20,771,144	—	20,771,144
Investment Companies	151,561,356	—	—	151,561,356
	387,336,359	81,627,696	0	468,964,055
Other Financial Instruments:
Futures††	2,708	—	—	2,708
	2,708	—	—	2,708
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(1,007,736)	—	(1,007,736)
Other Financial Instruments:
Futures††	(12,821)	—	—	(12,821)
	(12,821)	(1,007,736)	—	(1,020,557)

†	See Schedules of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statements of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities - Common Stock ($)
BNY Mellon Emerging Markets Fund
Balance as of 8/31/2025†	0
Purchases/Issuances	-
Sales/Dispositions	(3,957,181)
Net realized gain (loss)	(2,163,147)
Change in unrealized appreciation (depreciation)	6,120,328
Transfers into Level 3	-
Transfers out of Level 3††	0
Balance as of 8/31/2026†	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2026	-

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
††	Transfer out of Level 3 represents the value at the date of transfer. The transfer out of Level 3 for the current period were due to additional observable inputs.
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2026, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2026.
Securities Lending Agreement ($)
BNY Mellon Small Cap Multi-Strategy Fund	2,562
BNY Mellon International Fund	506
BNY Mellon Emerging Markets Fund	734
BNY Mellon Asset Allocation Fund	1,031
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2026, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables. As of August 31, 2026, BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon International Fund had no securities on loan.
Assets ($)
BNY Mellon Emerging Markets Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,708,991
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,708,991) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (continued)

Assets ($)
BNY Mellon Asset Allocation Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,278,630
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,278,630) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent each fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent each relevant fund invests in pooled investment vehicles, such as ETFs and other investment companies, each relevant fund will be affected by the investment policies, practices and performance of such entities proportion to the amount of assets each relevant fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When each relevant fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of each relevant fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

NOTES TO FINANCIAL STATEMENTS (continued)
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each relevant fund’s redemption requests, including requests from shareholders who may own a significant percentage in each relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each relevant fund’s share price and increase each relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Asset Allocation Fund normally declares and pays dividends from net investment income monthly. BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended August 31, 2026, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2026, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
The table below summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2026:
Components of Accumulated Earnings
	Undistributed Ordinary Income ($)	Undistributed Capital Gains ($)	Accumulated Capital and Other (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon Small Cap Multi-Strategy Fund	13,940,680	18,968,891	-	12,164,873
BNY Mellon International Fund	4,284,001	-	(4,504,319)	21,612,821
BNY Mellon Emerging Markets Fund	662,031	-	(274,601,615)	47,462,256
BNY Mellon Asset Allocation Fund	482,196	18,314,693	(5,974)	178,140,098
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon International Fund	4,504,319	-	4,504,319
BNY Mellon Emerging Markets Fund	274,601,615	-	274,601,615

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2026 and August 31, 2025.
	2026		2025
Tax Character of Distributions Paid	Ordinary Income ($)	Long-Term Capital Gains ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Small Cap Multi-Strategy Fund	3,525,890	49,505,075	4,257,410	24,755,202
BNY Mellon International Fund	5,400,861	-	7,171,035	-
BNY Mellon Emerging Markets Fund	70,730	-	1,205,118	-
BNY Mellon Asset Allocation Fund	14,014,806	13,636,264	11,038,067	10,292,674
During the period ended August 31, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a potion of the proceeds from redemptions as a distribution for tax purposes, each identified fund increased/(decreased) total distributable earnings (loss) and increased/(decreased) paid-in capital as summarized in the table below. Net assets and net asset value per share were not affected by this reclassification.
Return of Capital Statement of Position	Total Distributable Earnings (Loss) ($)	Paid-in Capital ($)
BNY Mellon Small Cap Multi-Strategy Fund	(7,136,247)	7,136,247
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in each fund’s prospectus. Each fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for each fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments

NOTES TO FINANCIAL STATEMENTS (continued)
held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Asset Allocation Fund did not borrow under either Facility.
During the period ended August 31, 2026, BNY Mellon Emerging Markets Fund was charged $150 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2026 was approximately $3,288 with a related weighted average annualized interest rate of 4.56%. As of August 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rate: .85% of BNY Mellon Small Cap Multi-Strategy Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund and .65% (equity securities), .40% (debt securities) and ..15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.
For BNY Mellon International Fund, the Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $463,352 during the period ended August 31, 2026.
For BNY Mellon Emerging Markets Fund, the Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $475,877 during the period ended August 31, 2026.
For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $273,618 during the period ended August 31, 2026.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
No administration fee is applied to assets held in BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.
Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA and NIM for each relevant fund, the Adviser pays NIMNA and NIM for each relevant fund a monthly fee at an annual rate set forth in the table below of the respective fund’s average

NOTES TO FINANCIAL STATEMENTS (continued)
daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund.
Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund)
BNY Mellon Small Cap Multi-Strategy Fund	.55
BNY Mellon International Fund	.255
BNY Mellon Emerging Markets Fund	.345
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and INA, the Adviser pays INA a monthly fee at an annual rate of .20% of the value of BNY Mellon Asset Allocation Fund’s average daily net assets.
(b) Each fund has adopted a shareholder services plan with respect to its Investor shares (the “Shareholder Services Plan”). Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended August 31, 2026, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Small Cap Multi-Strategy Fund	50,682
BNY Mellon International Fund	56,147
BNY Mellon Emerging Markets Fund	50,198
BNY Mellon Asset Allocation Fund	29,920
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended August 31, 2026, there was no Transfer Agent cash management fees or earnings credits for each fund pursuant to the transfer agency agreement.
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended August 31, 2026 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Small Cap Multi-Strategy Fund	23,760
BNY Mellon International Fund	16,492
BNY Mellon Emerging Markets Fund	45,901
BNY Mellon Asset Allocation Fund	8,978

NOTES TO FINANCIAL STATEMENTS (continued)
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2026.
Chief Compliance Officer Fees ($)
BNY Mellon Small Cap Multi-Strategy Fund	35,960
BNY Mellon International Fund	29,936
BNY Mellon Emerging Markets Fund	30,932
BNY Mellon Asset Allocation Fund	35,955
The funds compensate the Custodian for providing shareholder reporting and regulatory services for the funds. These fees are included in shareholder and regulatory reports service fees in the Statements of Operations. The below table summarizes the amount each fund was charged for shareholder reporting and regulatory services, during the period ended August 31, 2026.
Shareholder and Regulatory Reports Service Fees ($)
BNY Mellon Small Cap Multi-Strategy Fund	18,000
BNY Mellon International Fund	18,000
BNY Mellon Emerging Markets Fund	18,000
BNY Mellon Asset Allocation Fund	18,000
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Shareholder & Regulatory Reports Service Fees ($)	Less/(Excess) Expense Reimbursement ($)
BNY Mellon Small Cap Multi- Strategy Fund	92,261	16,278	4,120	17,500	6,472	6,000	-
BNY Mellon International Fund	167,958	29,640	5,021	10,862	3,964	6,000	(39,514)
BNY Mellon Emerging Markets Fund	202,227	26,375	4,718	42,000	4,181	6,000	(44,207)
BNY Mellon Asset Allocation Fund	171,361	38,749	2,651	5,399	4,823	6,000	(29,501)
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2026.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon Small Cap Multi-Strategy Fund	195,555,068	293,572,101
BNY Mellon International Fund	341,327,438	377,872,529
BNY Mellon Emerging Markets Fund	148,562,669	164,553,221
BNY Mellon Asset Allocation Fund†	180,297,883	185,466,525

†	Amount inclusive of purchases and sales from mortgage dollar transactions of $6,546,497 and $6,555,360, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
TBA Securities: During the period ended August 31, 2026, BNY Mellon Asset Allocation Fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of each relevant fund’s Schedules of Investments.The proceeds and value of these commitments are reflected in the relevant fund’s Statements of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
BNY Mellon Asset Allocation Fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
BNY Mellon Asset Allocation Fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the relevant fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At August 31, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
BNY Mellon Asset Allocation Fund
TBA forward receivables/payables (fair value)	1,012,615	(2,171,888)
Amounts offset in the statement of financial position	-	-
Net amounts presented	1,012,615	(2,171,888)
Financial instruments subject to MSFTA (not offset)	(1,007,736)	2,163,997
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	4,879	(7,891)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by each relevant fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statements of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to each relevant fund.
Futures: In the normal course of pursuing their investment objective, each relevant fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. Each relevant fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to each relevant fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in each relevant fund’s Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
The following tables show each relevant  fund’s exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
	Derivative Assets ($)		Derivative Liabilities ($)
BNY Mellon Asset Allocation Fund
Interest Rate Risk	2,708 (1)	Interest Rate Risk	(12,821)(1)
Gross fair value of derivative contracts	2,708		(12,821)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedules of Investments, but only the unpaid variation margin is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statements of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
BNY Mellon Asset Allocation Fund
Interest Rate	(67,763)	(67,763)
Total	(67,763)	(67,763)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
BNY Mellon Asset Allocation Fund
Interest Rate	(10,113)	(10,113)
Total	(10,113)	(10,113)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
BNY Mellon Asset Allocation Fund
Futures:
Interest Rate Futures Long	2,451,701
Interest Rate Futures Short	460,713
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2026.
Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon Small Cap Multi-Strategy Fund	111,065,209	22,416,889	(10,252,016)	12,164,873
BNY Mellon International Fund	206,889,031	30,351,042	(8,878,390)	21,472,652
BNY Mellon Emerging Markets Fund	158,552,869	64,204,259	(15,600,706)	48,603,553
BNY Mellon Asset Allocation Fund	290,827,203	185,256,340	(7,116,242)	178,140,098

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 5—
Plan of Reorganization:
The Board and shareholders have approved the conversion of BNY Mellon International Fund and BNY Mellon Small Cap Multi-Strategy Fund (collectively, the “Predecessor Funds”), which currently operates as a mutual fund, into a corresponding exchange-traded fund (“ETF”) (each, a “Reorganization” and together, the “Reorganizations”). The Predecessor Funds will be converted into an ETF through its reorganization with and into a corresponding newly created ETF BNY Mellon Active International Equity ETF and BNY Mellon Small Cap ETF (each, an “Acquiring ETF” and together, the “Acquiring ETFs”) pursuant to an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Predecessor Funds, and BNY Mellon ETF Trust II (“ETF Trust II”), on behalf of each Acquiring ETF. As of the end of the reporting period, total reorganization costs were estimated to be approximately $356,000 and 350,000, of which $89,000 and $87,500 was accrued BNY Mellon International Fund and BNY Mellon Small Cap Multi-Strategy Fund, respectively, as of August 31, 2026.
●Each Predecessor Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026 (the “Closing Date”). If deemed advisable by management, Predecessor Funds may effect a share split (either forward or reverse) approximately two weeks in advance of the Reorganization. If a share split is effected, the Closing Date is expected to be after the close of business on or about December 18, 2026.
The corresponding Acquiring ETF will carry on the business of the Predecessor Funds and assume its performance and financial records. Each Acquiring ETF will have the same investment objective and similar investment strategies as the corresponding Predecessor Funds.
To facilitate the conversions the following actions will occur:
●No sales charge, redemption fee or contingent deferred sales charges will be imposed. In addition, the corresponding Acquiring ETF will not be subject to any sales charges, redemption fees or contingent deferred sales charges.
●Investor shares of the Predecessor Funds will be converted into Class M shares of the Predecessor Funds (without a charge) approximately three to four weeks before the Reorganization. In addition, approximately two weeks before the Reorganization, the Predecessor Funds may, if deemed advisable by management of the Adviser, effect a share split (either forward or reverse) to approximate the net asset value per share of the corresponding Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed at the current net asset value, and the Predecessor Funds will distribute the redemption proceeds in cash to those shareholders. The redemption of fractional shares is expected to occur approximately one to two business days before the Reorganization. The distribution to shareholders of redemption proceeds, which is expected to be a small amount, will likely be a taxable event to shareholders who hold their shares in a taxable account and shareholders are encouraged to consult their tax advisors to determine the effect of such redemption.
In addition, at a meeting on September 15, 2026, the Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Merger Agreement”) between the Trust, on behalf of BNY Mellon Emerging Markets Fund (the “Merger Fund”), and BNY Mellon Investment Funds II, Inc., on behalf of BNY Mellon Global Emerging Markets Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Merger Fund’s assets to the Acquiring Fund in a tax-free exchange for Class Y shares and Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Merger Fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the Merger Fund, the distribution of the corresponding class of shares of the Acquiring Fund to Merger Fund shareholders (with holders of Class M shares and Investor shares of the Merger Fund receiving Class Y shares and Class A shares of the Acquiring Fund, respectively) and the subsequent termination of the Merger Fund (the “Merger”).
It is currently contemplated that shareholders of the Merger Fund as of October 15, 2026 (the “Merger Record Date”) will be asked to approve the Merger Agreement on behalf of the Merger Fund at a special meeting of shareholders to be held on or about December 16, 2026. If the Merger Agreement is approved, the Merger will be consummated on or about February 19, 2027.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of the Funds and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
Philadelphia, Pennsylvania
October 29, 2026

IMPORTANT TAX INFORMATION (Unaudited)
The following distribution information is being provided in accordance with federal tax law under Sections 854(b)(1)(A) and 854(b)(1)(B) of the Internal Revenue Code.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026. Also, each fund reports the maximum amount allowable but not less than the amounts listed below, if any, as a long-term capital gain dividend or a short-term capital gain dividend paid in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.
	Qualified Income Dividends ($)	Dividends- Received Deduction (%)	Long Term Capital Gains ($)	Short Term Capital Gains ($)
BNY Mellon Small Cap Multi-Strategy Fund	726,744	20.24	6.1679	.3396
BNY Mellon International Fund	6,083,989	—	—	—
BNY Mellon Emerging Markets Fund	1,043,654	—	—	—
BNY Mellon Asset Allocation Fund	3,036,081	17.13	.4501	—
For federal tax purposes, the funds elect to provide each shareholder with their portion of each fund’s income sourced from foreign countries and taxes paid from foreign countries, in accordance with Sections 853(a) and 853(c)(2) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2026 calendar year on Form1099-DIV, which will be mailed in early 2027.
The foreign sourced income received and foreign taxes paid for each fund are as follows:
	Foreign Source Income Received ($)	Foreign Taxes Paid ($)
BNY Mellon International Fund	7,167,320	683,128
BNY Mellon Emerging Markets Fund	4,190,051	972,924

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon International Fund (each, a “Fund” and collectively, the “Funds”) are series of BNY Mellon Funds Trust (the “Trust”). On October 20, 2026, KPMG LLP (“KPMG”) was notified that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2026 Annual Report”) and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on October 29, 2026, which is the date KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2026 Annual Report.
During the fiscal years ended August 31, 2026 and August 31, 2025, and the subsequent interim period through October 29, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Funds as of and for the fiscal years ended August 31, 2026 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Funds provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) Based on a shareholder meeting held on October 20, 2026 that approved the reorganization of the Funds (and thereby the dismissal of KPMG) recommended by the Board of the Trust, Ernst & Young LLP (“EY”) will become the Funds’ independent registered public accounting firm effective upon (i) the completion of KPMG’s audit of the Funds’ 2026 Annual Report and (ii) issuance of KPMG’s report on the same. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Funds’ independent registered public accounting firm was deemed to occur as of October 29, 2026 upon the completion and issuance of KPMG’s report on the audit of the Funds’ 2026 Annual Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of BNY Mellon Small Cap Multi-Strategy Fund, a series of BNY Mellon Funds Trust, held on October 20, 2026, shareholders approved an Agreement and Plan of Reorganization between BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon ETF Trust II, on behalf of BNY Mellon Small Cap ETF. See Note 5 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 5,684,085 shares of stock of BNY Mellon Small Cap Multi-Strategy Fund, which constituted 81.12% of the outstanding shares eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	5,681,344	2,741	0
At a special meeting of shareholders of BNY Mellon International Fund, a series of BNY Mellon Funds Trust, held on October 20, 2026, shareholders approved an Agreement and Plan of Reorganization between BNY Mellon International Fund and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active International Equity ETF. See Note 5 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 10,968,283 shares of stock of BNY Mellon International Fund, which constituted 92.49% of the outstanding shares eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	10,959,077	5,463	3,743

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. Each fund is charged for services performed by each fund’s Chief Compliance Officer. Compensation paid by each fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statements of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by each fund during the period is shown in the table below.
Aggregate Amount of Trustees’ fees and expenses and Chief Compliance Officer fees ($)
BNY Mellon Small Cap Multi-Strategy Fund	101,778
BNY Mellon International Fund	141,137
BNY Mellon Emerging Markets Fund	117,008
BNY Mellon Asset Allocation Fund	260,157

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 30-31, 2026, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Management Agreement”); (ii) the Sub-Investment Advisory Agreement with respect to BNY Mellon Small Cap Multi-Strategy Fund, pursuant to which Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the portion of the fund’s investments allocated to the Small Cap Value Strategy and the Small Cap Growth Strategy; (iii) the Sub-Investment Advisory Agreement with respect to BNY Mellon International Fund, pursuant to which NIMNA provides day-to-day management of the fund’s investments; (iv) the Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which Newton Investment Management Limited (“NIM”) provides day-to-day management of the fund’s investments; (v) the Sub-Investment Advisory Agreement with respect to BNY Mellon Asset Allocation Fund, pursuant to which INA provides day-to-day management of the fixed-income investments portion of BNY Mellon Asset Allocation Fund; (vi) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon International Fund, pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the respective fund’s investments; and (vii) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Management Agreement, together with the Sub-Investment Advisory Agreements and the Sub-Sub-Investment Advisory Agreements, are referred to as the “Agreements,” NIMNA and NIM are each referred to as a “Sub-Adviser” and collectively as “Sub-Advisers.” The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services referenced above. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.
The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). At the Adviser’s request, the Board also reviewed reports prepared by Broadridge with respect to BNY Mellon Asset Allocation Fund, a “fund of funds,” which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of funds of funds selected by Broadridge as comparable to the fund (the “Funds of Funds Performance Group”), all for various

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Funds of Funds Performance Group (the “Funds of Funds Expense Group”) and with a broader group of funds consisting of the funds in the Funds of Funds Expense Group and Funds of Funds in the fund’s Expense Universe (the “Funds of Funds Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe and representatives of the Adviser informed the Board of the methodology Broadridge used to select the funds in the Funds of Funds Performance Group and the Funds of Funds Expense Group and the funds in the Funds of Funds Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
For each fund, the Board considered the fee payable to the Sub-Advisers in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Advisers and the Adviser. The Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser, out of its fee from the relevant fund, and not the fund.
For each of BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser in the same Lipper category as the fund (the “Similar Fund(s)”) and explained the nature of the Similar Fund(s). They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. For each such fund, the Board considered the relevance of the fee information provided for the Similar Fund(s) to evaluate the appropriateness of the fund’s management fee. For each such fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or, for the Sub-Advised Funds, the Sub-Adviser(s), that are considered to have similar investment strategies and policies as the fund.
For BNY Mellon International Fund, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
BNY Mellon Asset Allocation Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as mixed-asset target allocation growth funds by Lipper and to that of its Funds of Funds Performance Group consisted of funds classified as mixed-asset target allocation growth funds of funds.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the four-, five- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods under review, except for the two-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s total return performance was below the Funds of Funds Performance Group median for all periods under review, except for the five- and ten-year periods when the fund’s total return performance was at or above the Funds of Funds Performance Group median. The Board also reviewed performance attribution information relating to each fund strategy to which fund assets were allocated and the managers and underlying funds responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2025, which showed that eight out of the ten managers/underlying funds in the strategies to which fund assets were allocated performed below the respective benchmark index. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group, Funds of Funds Performance Group and Performance Universe during certain periods under review and noted that the managers responsible for the fund’s strategies are very experienced with an impressive long-term track record. Management confirmed that the fund continued to apply consistent investment strategies and performed in a manner management expected under then-current market conditions.
The Board considered that the fund invests a portion of its assets in underlying mutual funds (“Acquired Funds”) and that the fund’s pro rata share of the expenses of the Acquired Funds was included in the fund’s total expenses used to determine its rankings in the Expense Group, Expense Universe (even though not all other funds in the Expense Group and Expense Universe invest in underlying funds), Funds of Funds Expense Group and Funds of Funds Expense Universe. Moreover, unlike most funds in the Funds of Funds Expense Group and Funds of Funds Expense Universe, the fund may invest directly in equity securities and fixed-income securities and money market instruments. The Board considered that the fund’s contractual management fee was higher than the Expense Group median and higher than the Funds of Funds Expense Group median contractual management fee; the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee and higher than the Funds of Funds Expense Group median and higher than the Funds of Funds Expense Universe median actual management fee; and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses (lower without Acquired Fund expenses) and lower than the Funds of Funds Expense Group median and higher than the Funds of Funds Expense Universe median total expenses (including Acquired Fund expenses). The Board determined that the fee payable by the fund pursuant to the Management Agreement was based on services provided that were in addition to, rather than duplicative of, the services provided under the advisory contracts of the Acquired Funds in which the fund invested.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%.
BNY Mellon Small Cap Multi-Strategy Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as small-cap core funds by Lipper.
The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods under review, except for the three-, four- and five-year periods when the fund’s total return performance was below the Performance Group and Performance Universe medians. The Board also reviewed performance attribution information relating to each fund strategy and the managers responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2025, which showed that the fund’s growth strategy performed above, and the fund’s value strategy performed below, the respective benchmark index. It was noted that the Performance Group and Performance Universe were comprised of small-cap core funds, whereas the fund allocates its assets among small-cap growth and value investment strategies. Management confirmed that the fund continued to apply consistent investment strategies and performed in a manner management expected under then-current market conditions. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
BNY Mellon International Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as international multi-cap core funds by Lipper.
The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the primary portfolio managers responsible for the fund were appointed in October 2025. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December31, 2026, to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets.
BNY Mellon Emerging Markets Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as emerging markets funds by Lipper.
The Board discussed with representatives of the Adviser and Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted management’s efforts to improve performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangements for certain funds and the effect each such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading certain fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund, and by the Sub-Advisers to the applicable funds, are satisfactory and appropriate.
●With respect to BNY Mellon Asset Allocation Fund and BNY Mellon Small Cap Multi-Strategy Fund, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.
●With respect to BNY Mellon International Fund and BNY Mellon Emerging Markets Fund, the Board was satisfied with the manner in which the Adviser monitors and evaluates the performance of each Sub-Adviser and with each fund’s long-term performance.
●With respect to each fund, the Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the fees charged by the Adviser under the Management Agreement with respect BNY Mellon Asset Allocation Fund were for services in addition to, and not duplicative of, services provided under the advisory contracts of the Acquired Funds in which the fund invested.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the respective Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser and the Sub-Advisers and the services provided to the fund pursuant to the respective Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the respective Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreements, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreements for each fund.

© 2026 BNY Mellon Securities Corporation
Code-MFTNCSRAR0826-EQ

BNY Mellon Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
M	MPBFX
Investor	MIBDX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 11.6%
Asset-Backed Certificates — 7.0%
Affirm Master Trust, Ser. 2026-2A, Cl. A(a)	4.67	4/16/2035	1,495,000	1,483,625
Aligned Data Centers Issuer LLC, Ser. 2026-1A, Cl. A2I(a)	5.91	6/15/2056	630,292	626,521
ALLO Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.61	6/20/2056	2,300,000	2,302,373
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(a)	4.76	4/17/2051	911,417	899,635
Auxilior Term Funding LLC, Ser. 2026-1A, Cl. A3(a)	4.99	8/15/2036	850,000	849,709
Barings Equipment Finance LLC, Ser. 2025-A, Cl. A4(a)	5.02	6/13/2050	906,000	912,123
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. A(a)	4.81	6/17/2037	2,481,379	2,464,259
Castlelake Aircraft Structured Trust, Ser. 2026-1A, Cl. A(a)	5.07	3/15/2051	2,413,246	2,363,901
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(a)	5.33	4/15/2051	674,899	665,818
CCG Receivables Trust, Ser. 2026-1, Cl. A2(a)	4.45	1/17/2034	900,000	897,857
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(a)	2.07	10/18/2045	58,218	54,454
CNH Equipment Trust, Ser. 2026-B, Cl. A3	4.59	9/15/2031	2,208,000	2,204,309
Compass Datacenters Issuer III LLC, Ser. 2026-2A, Cl. A21(a)	5.72	7/25/2056	2,871,210	2,872,725
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(a)	5.18	9/27/2055	7,223,000	6,970,715
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(a)	5.20	5/20/2056	1,208,118	1,195,820
Dell Equipment Finance Trust, Ser. 2025-1, Cl. B(a)	4.96	2/24/2031	1,135,000	1,139,180
Dell Equipment Finance Trust, Ser. 2025-2, Cl. B(a)	4.34	3/24/2031	613,000	607,248
Dell Equipment Finance Trust, Ser. 2026-1A, Cl. B(a)	4.65	12/22/2031	750,000	746,231
GGAM Master Trust International Ltd., Ser. 2026-1A, Cl. A(a)	5.86	9/30/2060	585,758	580,636
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(a)	4.93	5/15/2041	863,000	861,359
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(a)	5.25	4/17/2056	838,725	817,546
Lightpath Fiber Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.60	3/25/2056	3,200,000	3,176,160
LMDV Issuer Co. LLC, Ser. 2026-1A, Cl. A2(a)	5.38	7/17/2056	3,250,000	3,206,650
Lohrasp Enterprise II LLC, Ser. 2026-1A, Cl. A21(a)	5.51	7/17/2056	2,500,000	2,487,270
MAPS Trust, Ser. 2026-2A, Cl. A(a)	5.52	6/15/2051	608,667	603,700
Merit DAC, Ser. 2026-1A, Cl. A(a)	4.85	2/15/2040	1,822,242	1,783,011
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(a)	5.16	12/20/2055	3,561,000	3,508,769
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.27	4/20/2056	585,268	580,534
MMAF Equipment Finance LLC, Ser. 2024-A, Cl. A4(a)	5.10	7/13/2049	93,246	94,201
MTP ABS Funding LLC, Ser. 2026-1A, Cl. A2(a)	5.20	4/25/2056	4,223,684	4,171,416
PK ALIFT Loan Funding 8 LP, Ser. 2026-1, Cl. A(a)	4.61	9/15/2043	852,063	835,616
PK ALIFT Loan Funding 9 LP, Ser. 2026-2, Cl. A(a)	5.22	2/15/2044	1,750,000	1,742,765
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(a)	4.47	1/18/2033	100,000	99,647
Reach ABS Trust, Ser. 2026-1A, Cl. B(a)	4.37	2/15/2033	5,000,000	4,967,328
RKTL, Ser. 2026-2A, Cl. B(a)	4.85	5/25/2035	1,150,000	1,146,666
SCF Equipment Leasing LLC, Ser. 2024-1A, Cl. A3(a)	5.52	1/20/2032	923,844	929,952
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. A3(a)	5.11	11/21/2033	1,435,000	1,442,997
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(a)	4.74	12/26/2035	1,250,000	1,236,634
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(a)	5.22	6/20/2056	4,194,911	4,106,079
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(a)	5.35	4/19/2056	1,797,110	1,774,596
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(a)	5.26	5/20/2051	3,769,792	3,710,741
Upgrade Master Pass-Thru Trust, Ser. 2026-ST4, Cl. B(a)	5.46	10/15/2035	1,438,050	1,438,533
Verizon Master Trust, Ser. 2024-6, Cl. B	4.42	8/20/2030	3,965,000	3,957,698
Verizon Master Trust, Ser. 2024-7, Cl. C(a)	4.84	8/20/2032	1,000,000	992,783
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 11.6% (continued)
Asset-Backed Certificates — 7.0% (continued)
Volvo Financial Equipment LLC, Ser. 2025-2A, Cl. A4(a)	4.06	6/15/2033	100,000	98,191
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.55	4/20/2056	2,611,012	2,583,494
				82,191,475
Asset-Backed Certificates/Auto Receivables — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2022-1A, Cl. A(a)	3.83	8/21/2028	1,100,000	1,093,780
Avis Budget Rental Car Funding AESOP LLC, Ser. 2022-1A, Cl. B(a)	4.30	8/21/2028	2,500,000	2,491,574
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-3, Cl. C	5.02	4/15/2032	1,547,000	1,545,954
CarMax Auto Owner Trust, Ser. 2026-1, Cl. D	4.93	1/18/2033	1,350,000	1,332,853
Carvana Auto Receivables Trust, Ser. 2024-P3, Cl. A4	4.31	9/10/2030	1,860,000	1,848,497
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. C	5.10	5/12/2031	2,150,000	2,131,255
Carvana Auto Receivables Trust, Ser. 2026-P3, Cl. C	5.70	2/10/2033	1,390,000	1,386,209
Chase Auto Owner Trust, Ser. 2025-2A, Cl. B(a)	4.32	3/25/2031	2,500,000	2,461,445
Exeter Select Automobile Receivables Trust, Ser. 2026-1, Cl. A3	4.67	6/16/2031	1,000,000	998,553
Exeter Select Automobile Receivables Trust, Ser. 2026-1, Cl. C	5.37	10/15/2032	1,500,000	1,506,355
Ford Credit Auto Owner Trust, Ser. 2026-1, Cl. A(a)	4.32	8/15/2038	5,000,000	4,878,944
Ford Credit Floorplan Master Owner Trust, Ser. 2026-2, Cl. A	4.60	5/15/2033	3,700,000	3,664,276
Hertz Vehicle Financing III LLC, Ser. 2026-1A, Cl. A(a)	5.09	11/25/2030	1,900,000	1,880,250
Hyundai Auto Lease Securitization Trust, Ser. 2026-C, Cl. A3(a)	4.68	7/16/2029	3,334,000	3,339,167
M&T Bank Auto Receivables Trust, Ser. 2026-1A, Cl. A4(a)	4.79	10/17/2033	1,500,000	1,501,289
Mercedes-Benz Auto Receivables Trust, Ser. 2026-1, Cl. A3	4.36	10/15/2030	3,488,000	3,473,258
Nissan Auto Lease Trust, Ser. 2026-B, Cl. A3	4.69	12/17/2029	3,452,000	3,455,036
Nissan Auto Receivables Owner Trust, Ser. 2026-A, Cl. C	5.07	2/15/2034	5,000,000	4,993,896
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	2,250,000	2,244,454
Stellantis Financial Underwritten Enhanced Lease Trust, Ser. 2026-AA, Cl. A4(a)	4.41	4/22/2030	4,888,889	4,848,875
Tesla Lease Electric Vehicle Securitization LLC, Ser. 2025-A, Cl. A4(a)	4.37	5/21/2029	1,500,000	1,495,145
Westlake Automobile Receivables Trust, Ser. 2026-2A, Cl. A3(a)	4.35	4/15/2030	2,000,000	1,993,920
				54,564,985
Total Asset-Backed Securities (cost $137,641,638)				136,756,460
Commercial Mortgage-Backed — 2.9%
Commercial Mortgage Pass-Through Certificates — 2.9%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(a)	5.08	4/25/2071	3,107,355	3,076,311
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A1(a)	5.57	6/25/2071	1,782,000	1,777,404
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(a)	4.86	1/25/2066	1,570,140	1,547,828
Aspire Mortgage Trust, Ser. 2026-5, Cl. A2(a)	5.76	8/25/2066	284,746	283,974
Aspire Mortgage Trust, Ser. 2026-5, Cl. A3(a)	5.86	8/25/2066	257,660	256,962
Brean Asset Backed Securities Trust, Ser. 2026-RM16, Cl. A1(a)	4.25	5/25/2066	3,000,000	2,857,807
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(a)	5.12	5/25/2071	98,322	97,226
COLT Mortgage Loan Trust, Ser. 2026-4, Cl. A1(a)	5.29	6/25/2071	1,345,275	1,335,250
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(a)	5.00	11/25/2070	1,246,900	1,232,169
Cross Mortgage Trust, Ser. 2026-NQM10, Cl. A3(a)	5.86	9/25/2071	712,408	713,735
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(a)	5.09	3/25/2071	4,176,120	4,123,532
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(a)	5.57	4/25/2065	2,789,129	2,777,045
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(a)	4.74	12/25/2065	1,868,904	1,834,782
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(a)	5.31	6/27/2061	1,575,309	1,563,389
OBX Trust, Ser. 2026-NQM11, Cl. A2(a)	5.74	6/25/2066	935,522	933,391
OBX Trust, Ser. 2026-NQM4, Cl. A1(a)	5.17	2/25/2066	2,798,807	2,770,973
OBX Trust, Ser. 2026-NQM6, Cl. A1(a)	5.06	4/26/2066	1,314,946	1,298,876
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(a)	5.49	5/25/2066	1,739,122	1,729,441
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — 2.9% (continued)
Commercial Mortgage Pass-Through Certificates — 2.9% (continued)
Verus Securitization Trust, Ser. 2025-5, Cl. A1(a)	5.43	6/25/2070	2,454,765	2,448,991
Verus Securitization Trust, Ser. 2026-2, Cl. A3(a)	5.05	2/25/2071	1,937,820	1,903,865
Total Commercial Mortgage-Backed (cost $34,883,175)				34,562,951
Corporate Bonds and Notes — 35.4%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	4,750,000	4,468,608
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,083,261
				8,551,869
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,757,743	2,733,360
Automobiles & Components — .6%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,623,216
Banks — 12.3%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	8,650,000	8,699,082
Bank of America Corp., Sr. Unscd. Notes	4.46	2/6/2032	6,968,000	6,771,234
Bank of America Corp., Sub. Notes	5.49	4/23/2037	5,879,000	5,710,042
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	7,955,194
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.75	1/28/2087	2,950,000	2,907,171
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,530,291
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,417,256
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,661,051
HSBC Holdings PLC, Sr. Unscd. Notes(c)	6.25	3/9/2034	8,000,000	8,319,955
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	5,475,000	5,565,995
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	3,400,000	3,263,204
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.44	5/12/2032	4,768,000	4,613,499
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	2,442,000	2,384,296
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	7,758,781
Morgan Stanley, Sr. Unscd. Notes	5.61	7/17/2037	515,000	510,090
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,519,010
Royal Bank of Canada, Sr. Unscd. Notes	4.61	5/3/2032	2,802,000	2,739,717
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000	7,354,866
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	8,000,000	8,375,630
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.24	7/21/2032	4,180,000	4,157,123
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,300,000	3,484,145
Truist Financial Corp., Sr. Unscd. Notes, Ser. I	4.96	7/23/2030	1,406,000	1,401,959
US Bank NA, Sr. Unscd. Notes	4.54	5/20/2029	4,000,000	3,985,165
Wells Fargo & Co., Sr. Unscd. Notes	4.58	5/20/2029	4,650,000	4,635,590
Wells Fargo & Co., Sr. Unscd. Notes	4.84	5/20/2032	4,700,000	4,627,644
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	8,500,000	8,547,602
				144,895,592
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,475,344
Consumer Discretionary — .2%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	2,000,000	2,023,401
Diversified Financials — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(c)	6.95	3/10/2055	6,500,000	6,677,846
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	4,000,000	3,889,049
Apollo Debt Solutions BDC, Sr. Unscd. Notes(c)	6.70	7/29/2031	5,000,000	5,063,905
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,500,000	5,284,689
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 35.4% (continued)
Diversified Financials — 2.8% (continued)
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	1,800,000	1,728,888
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,527,571
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,478,240
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.15	9/1/2033	382,000	380,710
LSEG US Fin Corp., Gtd. Notes(a)	5.25	3/23/2036	861,000	837,626
				32,868,524
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,224,410
Energy — 2.6%
Cheniere Energy Partners LP, Gtd. Notes(a),(c)	5.35	11/30/2036	615,000	598,428
Devon Energy Corp., Sr. Unscd. Notes(a)	5.90	2/15/2055	1,800,000	1,718,479
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,430,360
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,000,627
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,020,962
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	5,500,000	5,478,332
MPLX LP, Sr. Unscd. Notes	6.10	4/1/2056	2,896,000	2,776,388
Rio Grande LNG LLC, Sr. Scd. Notes(a)	5.25	6/30/2031	2,775,000	2,744,243
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,734,287
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(c)	5.00	1/15/2028	5,000,000	4,998,139
				30,500,245
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes(c)	1.70	1/15/2031	6,500,000	5,662,871
Health Care — 3.1%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	2,951,000	2,766,745
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,717,965
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	4,887,291
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,567,640
Augusta SpinCo Corp., Gtd. Notes	4.95	3/23/2033	856,000	837,715
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,590,334
HCA, Inc., Gtd. Notes	5.75	3/1/2035	2,800,000	2,822,767
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes(c)	4.65	5/19/2030	6,520,000	6,471,342
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,747,525
				36,409,324
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,437,781
Information Technology — 1.3%
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	1,500,000	1,469,612
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	5,831,241
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	1,931,000	1,726,357
Oracle Corp., Sr. Unscd. Notes(c)	6.85	2/4/2066	1,755,000	1,541,971
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	3,494,000	3,451,320
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	1,202,000	1,179,147
				15,199,648
Insurance — 1.1%
Athene Global Funding, Scd. Bonds(a)	5.13	6/1/2029	2,792,000	2,783,952
Liberty Mutual Group, Inc., Gtd. Notes(a)	5.25	5/1/2036	946,000	915,752
Lincoln Financial Global Funding, Scd. Notes(a)	4.95	5/21/2031	1,001,000	986,553
Lincoln National Corp., Sub. Notes(c)	6.80	7/15/2056	1,393,000	1,384,772
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 35.4% (continued)
Insurance — 1.1% (continued)
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	1,461,000	1,397,830
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	5,684,168
				13,153,027
Internet Software & Services — 1.2%
Alphabet, Inc., Sr. Unscd. Notes(c)	5.65	2/15/2056	2,286,000	2,092,883
Alphabet, Inc., Sr. Unscd. Notes	6.38	8/15/2056	1,029,000	1,036,090
Amazon.com, Inc., Sr. Unscd. Notes(c)	1.65	5/12/2028	5,250,000	5,008,813
Amazon.com, Inc., Sr. Unscd. Notes	5.95	3/13/2066	1,086,000	1,000,243
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	5,529,534
				14,667,563
Media — .3%
Space Exploration Technologies Corp., Sr. Unscd. Notes(a)	5.35	7/15/2031	2,113,000	2,066,128
Space Exploration Technologies Corp., Sr. Unscd. Notes(a),(c)	6.65	7/15/2056	1,892,000	1,685,129
				3,751,257
Metals & Mining — .4%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	4,974,700
Retailing — .4%
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	532,000	512,785
The Home Depot, Inc., Sr. Unscd. Notes(c)	1.38	3/15/2031	5,595,000	4,803,664
				5,316,449
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	3,555,842
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	4,736,180
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	5,275,000	5,234,770
Intel Corp., Sr. Unscd. Notes(c)	5.60	2/21/2054	3,150,000	2,762,587
				16,289,379
Telecommunication Services — 1.8%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	7,803,710
Beacon Point DC LLC, Sr. Scd. Bonds(a)	6.13	11/30/2042	1,779,000	1,689,309
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, Sr. Scd. Notes(a)	6.63	9/1/2031	1,156,000	1,139,790
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	5,685,000	4,015,010
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	382,000	369,781
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	5,703,283
				20,720,883
Utilities — 3.3%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	2,798,000	2,677,066
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	2,000,000	1,946,490
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036	1,097,000	1,046,976
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055	2,000,000	2,019,984
Constellation Energy Generation LLC, Sr. Unscd. Notes(c)	5.88	1/15/2066	1,200,000	1,120,508
Dominion Energy, Inc., Jr. Sub. Notes	6.25	12/15/2056	1,773,000	1,749,320
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	1,517,000	1,406,353
DTE Energy Co., Jr. Sub. Notes, Ser. C	6.20	7/1/2058	2,062,000	2,054,720
Duke Energy Carolinas LLC, First Mortgage Bonds(c)	5.15	6/15/2036	1,948,000	1,900,087
Entergy Corp., Jr. Sub. Notes	6.50	12/15/2056	526,000	525,148
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036	1,739,000	1,654,624
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	2,000,000	2,016,856
Exelon Corp., Sr. Unscd. Notes	4.95	3/15/2036	3,000,000	2,842,947
Indiana Michigan Power Co., Sr. Unscd. Notes(c)	5.60	3/15/2056	1,789,000	1,665,670
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 35.4% (continued)
Utilities — 3.3% (continued)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,380,007
NextEra Energy Capital Holdings, Inc., Gtd. Notes, Ser. CC	6.63	10/1/2066	2,107,000	2,055,793
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036	456,000	430,404
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056	2,221,000	2,027,293
PacifiCorp, First Mortgage Bonds	5.45	4/15/2033	2,862,000	2,849,217
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056	1,757,000	1,750,538
Southern Co. Gas Capital Corp., Gtd. Notes(c)	6.05	9/15/2056	780,000	775,315
				38,895,316
Total Corporate Bonds and Notes (cost $438,533,416)				417,374,159
Foreign Governmental — .8%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	4,130,000	3,583,498
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,001,761
Province of Manitoba Canada, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,607,779
Total Foreign Governmental (cost $9,217,770)				9,193,038
U.S. Government Agencies Collateralized Mortgage Obligations — .4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5645, Cl. FE, (1 Month SOFRCOMPOUND +1.40%)(d),(e)	5.04	4/25/2056	3,339,652	3,299,386
Federal National Mortgage Association, REMIC, Ser. 2026-69, Cl. F, (1 Month SOFRCOMPOUND +4.35%)(d),(e)	7.99	8/25/2056	1,476,707	1,434,129
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $4,735,936)				4,733,515
U.S. Government Agencies Commercial Mortgage-Backed — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $4,063,408)	1.83	12/16/2052	4,322,689	3,599,566

U.S. Government Agencies Mortgage-Backed — 28.1%
Mortgage Pools — 26.6%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2040-2/1/2052(d)	27,324,860	22,634,477
2.50%, 10/1/2051-12/1/2051(d)	13,984,397	11,603,961
3.00%, 6/1/2052(d)	5,184,707	4,429,561
3.50%, 7/1/2047(d)	4,731,167	4,289,475
5.00%, 1/1/2041-11/1/2055(d)	27,075,225	26,572,612
5.50%, 12/1/2045-11/1/2055(d)	38,854,864	38,677,299
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)	31,985,262	25,324,174
2.50%, 6/1/2051-6/1/2052(d)	30,997,388	25,588,281
3.00%, 6/1/2052-7/1/2052(d)	17,976,187	15,357,552
3.50%, 3/1/2048(d)	5,410,747	4,864,535
4.50%, 10/1/2052(d)	5,113,159	4,860,968
5.00%, 12/1/2052-5/1/2056(d)	25,037,263	24,415,440
5.50%, 12/1/2053-4/1/2056(d)	30,472,605	30,452,125
6.00%, 11/1/2054-2/1/2056(d)	11,633,752	11,799,956
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	16,649,530	13,194,774
2.50%, 5/20/2051	8,836,797	7,283,621
3.00%, 6/20/2050	2,094,711	1,779,930
3.50%, 1/20/2052-9/20/2053	9,057,718	8,140,451
8

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 28.1% (continued)
Mortgage Pools — 26.6% (continued)
4.00%, 2/20/2051-3/20/2055	16,816,164	15,125,069
4.50%, 7/20/2052	6,308,081	6,001,547
6.50%, 1/20/2056	7,055,891	7,287,139
7.00%, 6/20/2055	2,635,096	2,729,446
7.50%, 7/20/2054	1,533,528	1,592,042
		314,004,435
TBA Purchased Commitments — 1.5%
Federal National Mortgage Association:
4.50%, 9/1/2056(d),(f)	3,000,000	2,815,720
5.50%, 9/1/2041(d),(f)	15,000,000	15,147,100
		17,962,820
Total U.S. Government Agencies Mortgage-Backed (cost $344,909,155)		331,967,255

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 21.4%
U.S. Treasury Bonds	3.63	2/15/2053	7,000,000	5,345,566
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	13,648,812
U.S. Treasury Bonds	3.88	2/15/2043	5,935,000	5,086,712
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	7,719,414
U.S. Treasury Bonds	4.63	11/15/2045	37,979,000	35,161,730
U.S. Treasury Bonds(c)	4.63	2/15/2046	570,000	527,250
U.S. Treasury Bonds(c)	4.63	11/15/2055	12,059,000	10,934,592
U.S. Treasury Bonds(c)	4.75	2/15/2045	19,500,000	18,408,076
U.S. Treasury Bonds	4.75	11/15/2053	5,750,000	5,316,953
U.S. Treasury Bonds	4.75	8/15/2055	1,033,000	955,848
U.S. Treasury Bonds(c)	4.75	2/15/2056	860,000	796,441
U.S. Treasury Bonds(c)	5.00	5/15/2046	2,100,000	2,038,477
U.S. Treasury Bonds	5.13	8/15/2046	950,000	937,086
U.S. Treasury Bonds	5.13	8/15/2056	1,500,000	1,474,570
U.S. Treasury Inflation Indexed Notes(g)	0.50	1/15/2028	10,830,880	10,570,025
U.S. Treasury Notes	3.25	6/30/2029	4,235,000	4,106,544
U.S. Treasury Notes	3.50	11/30/2030	73,000	70,260
U.S. Treasury Notes(c)	3.63	8/31/2029	21,750,000	21,272,944
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	9,729,687
U.S. Treasury Notes	3.63	9/30/2030	1,250,000	1,211,108
U.S. Treasury Notes(c)	3.63	12/31/2030	25,000,000	24,166,015
U.S. Treasury Notes	3.75	5/15/2028	14,884,000	14,743,300
U.S. Treasury Notes	3.88	6/30/2030	10,000,000	9,796,680
U.S. Treasury Notes(c)	3.88	4/30/2031	4,100,000	3,995,418
U.S. Treasury Notes	3.88	12/31/2032	4,186,000	4,025,428
U.S. Treasury Notes	4.13	7/31/2028	1,500,000	1,494,229
U.S. Treasury Notes	4.13	4/30/2033	3,400,000	3,308,094
U.S. Treasury Notes(c)	4.25	6/30/2029	18,660,000	18,584,923
U.S. Treasury Notes	4.38	7/31/2033	2,000,000	1,972,187
U.S. Treasury Notes(c)	4.38	5/15/2036	800,000	777,438
U.S. Treasury Notes	4.50	5/31/2029	4,915,000	4,927,863
U.S. Treasury Notes(c)	4.88	10/31/2028	9,800,000	9,903,168
Total U.S. Treasury Securities (cost $265,771,778)				253,006,838

9

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $5,603,142)	3.72	5,603,142	5,603,142
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $1,924,624)	3.72	1,924,624	1,924,624
Total Investments (cost $1,247,284,042)		101.6%	1,198,721,548
Liabilities, Less Cash and Receivables		(1.6%)	(18,879,203)
Net Assets		100.0%	1,179,842,345

REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TBA—To Be Announced

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $178,262,925 or 15.1% of net assets.

(b)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(c)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $99,522,879 and the value of the collateral was
$102,674,689, consisting of cash collateral of $1,924,624 and U.S. Government & Agency securities valued at $100,750,065.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Purchased on a forward commitment basis.
(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	5,920,346	345,838,519	(346,155,723)	5,603,142	271,488
Investment of Cash Collateral for Securities Loaned - .2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	4,017,569	324,223,931	(326,316,876)	1,924,624	113,423††
Total - .7%	9,937,915	670,062,450	(672,472,599)	7,527,766	384,911

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	209	12/31/2026	42,971,838	42,893,985	(77,853)
10 Year U.S. Treasury Note	150	12/21/2026	16,207,433	16,148,438	(58,995)
U.S. Treasury Long-Term Bond	56	12/21/2026	6,068,798	6,083,000	14,202
Ultra 10 Year U.S. Treasury Note	43	12/21/2026	4,730,056	4,705,141	(24,915)
Ultra U.S. Treasury Bond	22	12/21/2026	2,428,693	2,420,687	(8,006)
Gross Unrealized Appreciation					14,202
Gross Unrealized Depreciation					(169,769)
See notes to financial statements.
11

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $99,522,879)—Note 1(b):
Unaffiliated issuers	1,239,756,276	1,191,193,782
Affiliated issuers	7,527,766	7,527,766
Cash collateral held by broker—Note 4		934,322
Dividends, interest and securities lending income receivable		9,451,388
Receivable for shares of Beneficial Interest subscribed		347,240
Prepaid expenses		29,558
		1,209,484,056
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		577,172
Cash overdraft due to Custodian		3,327,327
Payable for investment securities purchased—TBA		18,023,378
Payable for investment securities purchased		5,114,515
Liability for securities on loan—Note 1(b)		1,924,624
Payable for shares of Beneficial Interest redeemed		527,621
Payable for futures variation margin—Note 4		93,080
Trustees’ fees and expenses payable		17,300
Other accrued expenses		36,694
		29,641,711
Net Assets ($)		1,179,842,345
Composition of Net Assets ($):
Paid-in capital		1,386,076,841
Total distributable earnings (loss)		(206,234,496)
Net Assets ($)		1,179,842,345

Net Asset Value Per Share	Class M	Investor Shares
Net Assets ($)	1,167,832,772	12,009,573
Shares Outstanding	108,532,464	1,114,495
Net Asset Value Per Share ($)	10.76	10.78
See notes to financial statements.
12

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Income:
Interest	54,023,048
Dividends:
Affiliated issuers	271,488
Affiliated income net of rebates from securities lending—Note 1(b)	113,423
Total Income	54,407,959
Expenses:
Management fee—Note 3(a)	4,806,346
Administration fee—Note 3(a)	1,773,270
Trustees’ fees and expenses—Note 3(c)	413,277
Professional fees	241,479
Registration fees	37,337
Chief Compliance Officer fees—Note 3(b)	29,500
Loan commitment fees—Note 2	29,139
Shareholder servicing costs—Note 3(b)	21,915
Shareholder and regulatory reports service fees—Note 3(b)	18,000
Custodian fees—Note 3(b)	16,840
Prospectus and shareholders’ reports	11,473
Miscellaneous	15,552
Total Expenses	7,414,128
Net Investment Income	46,993,831
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,804,320)
Net realized gain (loss) on futures	(943,882)
Net Realized Gain (Loss)	(8,748,202)
Net change in unrealized appreciation (depreciation) on investments	(21,897,202)
Net change in unrealized appreciation (depreciation) on futures	(155,567)
Net Change in Unrealized Appreciation (Depreciation)	(22,052,769)
Net Realized and Unrealized Gain (Loss) on Investments	(30,800,971)
Net Increase in Net Assets Resulting from Operations	16,192,860
See notes to financial statements.
13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	46,993,831	49,147,835
Net realized gain (loss) on investments	(8,748,202)	(21,464,434)
Net change in unrealized appreciation (depreciation) on investments	(22,052,769)	7,023,410
Net Increase (Decrease) in Net Assets Resulting from Operations	16,192,860	34,706,811
Distributions ($):
Distributions to shareholders:
Class M	(45,807,287)	(48,685,338)
Investor Shares	(315,985)	(314,621)
Total Distributions	(46,123,272)	(48,999,959)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	205,652,190	330,918,282
Investor Shares	16,482,190	17,616,862
Distributions reinvested:
Class M	6,780,580	10,018,259
Investor Shares	258,705	261,592
Cost of shares redeemed:
Class M	(269,381,962)	(344,116,679)
Investor Shares	(11,855,980)	(19,626,824)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(52,064,277)	(4,928,508)
Total Increase (Decrease) in Net Assets	(81,994,689)	(19,221,656)
Net Assets ($):
Beginning of Period	1,261,837,034	1,281,058,690
End of Period	1,179,842,345	1,261,837,034
Capital Share Transactions (Shares):
Class M(a)
Shares sold	18,634,844	30,048,986
Shares issued for distributions reinvested	615,571	912,612
Shares redeemed	(24,317,736)	(31,538,304)
Net Increase (Decrease) in Shares Outstanding	(5,067,321)	(576,706)
Investor Shares(a)
Shares sold	1,494,154	1,609,462
Shares issued for distributions reinvested	23,488	23,811
Shares redeemed	(1,070,050)	(1,795,375)
Net Increase (Decrease) in Shares Outstanding	447,592	(162,102)

(a)
During the period ended August 31, 2026, 1,416,444 Class M shares representing $15,615,940 were exchanged for 1,415,017 Investor Shares and during the period ended August 31, 2025, 1,569,314 Class M shares representing $17,178,056 were exchanged for 1,569,110 Investor Shares.

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class M Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.04	11.14	10.77	11.22	13.10
Investment Operations:
Net investment income(a)	.43	.42	.39	.32	.25
Net realized and unrealized gain (loss) on investments	(.28 )	(.10 )	.37	(.44 )	(1.83)
Total from Investment Operations	.15	.32	.76	(.12 )	(1.58)
Distributions:
Dividends from net investment income	(.43 )	(.42 )	(.39 )	(.33 )	(.30 )
Net asset value, end of period	10.76	11.04	11.14	10.77	11.22
Total Return (%)	1.29	2.95	7.20	(1.05)	(12.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.58	.57	.57	.55
Ratio of net expenses to average net assets	.62	.58 (b)	.57 (b)	.57 (b)	.55
Ratio of net investment income to average net assets	3.91	3.84 (b)	3.62 (b)	2.91 (b)	2.07
Portfolio Turnover Rate	88.46 (c)	58.24	56.80	45.46	88.66
Net Assets, end of period ($ x 1,000)	1,167,833	1,254,468	1,271,824	1,181,267	1,172,292

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2026 was 83.93%.
See notes to financial statements.
15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.05	11.14	10.76	11.21	13.08
Investment Operations:
Net investment income(a)	.40	.39	.36	.29	.23
Net realized and unrealized gain (loss) on investments	(.28 )	(.10 )	.37	(.44 )	(1.83)
Total from Investment Operations	.12	.29	.73	(.15 )	(1.60)
Distributions:
Dividends from net investment income	(.39 )	(.38 )	(.35 )	(.30 )	(.27 )
Net asset value, end of period	10.78	11.05	11.14	10.76	11.21
Total Return (%)	1.05	2.71	6.94	(1.38)	(12.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87	.83	.82	.82	.80
Ratio of net expenses to average net assets	.87	.83 (b)	.82 (b)	.82 (b)	.80
Ratio of net investment income to average net assets	3.66	3.59 (b)	3.37 (b)	2.66 (b)	1.82
Portfolio Turnover Rate	88.46 (c)	58.24	56.80	45.46	88.66
Net Assets, end of period ($ x 1,000)	12,010	7,369	9,234	8,800	10,822

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2026 was 83.93%.
See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and current income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, to serve as the fund’s sub-adviser.
The Bank of New York Mellon serves as administrator for the fund pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the shareholder services plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
17

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	136,756,460	—	136,756,460
Commercial Mortgage-Backed	—	34,562,951	—	34,562,951
Corporate Bonds and Notes	—	417,374,159	—	417,374,159
Foreign Governmental	—	9,193,038	—	9,193,038
U.S. Government Agencies Collateralized Mortgage Obligations	—	4,733,515	—	4,733,515
U.S. Government Agencies Commercial Mortgage-Backed	—	3,599,566	—	3,599,566
U.S. Government Agencies Mortgage-Backed	—	331,967,255	—	331,967,255
U.S. Treasury Securities	—	253,006,838	—	253,006,838
Investment Companies	7,527,766	—	—	7,527,766
	7,527,766	1,191,193,782	—	1,198,721,548
Other Financial Instruments:
Futures††	14,202	—	—	14,202
	14,202	—	—	14,202
18

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(169,769)	—	—	(169,769)
	(169,769)	—	—	(169,769)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $15,463 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	99,522,879
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(99,522,879)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could
19

NOTES TO FINANCIAL STATEMENTS (continued)
adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from
20

NOTES TO FINANCIAL STATEMENTS (continued)
net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,483,376, accumulated capital and other losses $156,389,438 and unrealized depreciation $51,328,434.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $51,650,093 of short-term capital losses and $104,685,560 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $46,123,272 and $48,999,959, respectively.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.
21

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), Investor shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, the fund was charged $21,824 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays the fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees and earnings credits for the fund.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $16,840 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2026, the fund was charged $91 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the fund was charged $29,500 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $18,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $403,535, administration fees of $151,326, Shareholder Services Plan fees of $2,097, Custodian fees of $10,500, Chief Compliance Officer fees of $3,704, checkwriting fees of $10 and shareholder and regulatory reports service fees of $6,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended August 31, 2026, amounted to $1,059,219,831 and $1,089,996,650, respectively, of which $54,199,335 in purchases and $54,265,050 in sales were from mortgage dollar transactions.
22

NOTES TO FINANCIAL STATEMENTS (continued)
TBA Securities: During the period ended August 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At August 31, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	-	(18,023,378)
Amounts offset in the statement of financial position	-	-
Net amounts presented	-	(18,023,378)
Financial instruments subject to MSFTA (not offset)	-	17,962,820
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	-	(60,558)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
23

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	14,202 (1)	Interest Rate Risk	(169,769)(1)
Gross fair value of derivative contracts	14,202		(169,769)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(943,882)	(943,882)
Total	(943,882)	(943,882)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(155,567)	(155,567)
Total	(155,567)	(155,567)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	38,642,407
Interest Rate Futures Short	6,780,297
At August 31, 2026, the cost of investments for federal income tax purposes was $1,250,049,982; accordingly, accumulated net unrealized depreciation on investments was $51,328,434, consisting of $2,184,687 gross unrealized appreciation and $53,513,121 gross unrealized depreciation.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Bond Fund and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Bond Fund (the “Fund”), a series of BNY Mellon Funds Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
Philadelphia, Pennsylvania
October 29, 2026
25

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 91.64% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $442,777.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 30-31, 2026, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the fund (together, the “Management Agreement”); (ii) the Sub-Investment Advisory Agreement with respect to BNY Mellon Bond Fund, pursuant to which Insight North America LLC (“INA”) provides day-to-day management of the fund’s investments; The Management Agreement, together with the Sub-Investment Advisory Agreement, are referred to as the “Agreements,” INA is referred to as a “Sub-Adviser.” The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services referenced above. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to the funds in the Trust, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
30

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as core bond funds by Lipper.
The Board discussed with representatives of the Adviser and Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review, except for the one-year period when the fund’s total return performance was slightly above the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended December 31st and above the Performance Universe median for seven of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board discussed with representatives of the Adviser and Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe and noted the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark index returns during the periods under review. The Adviser also provided a comparison for the fund’s calendar year total returns to the returns of the fund’s benchmark index.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangements for certain funds and the effect each such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading certain fund’s investments, noting that there were no soft dollar arrangements in effect for trading the investments for BNY Mellon Bond Fund.
31

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to the fund, and by the Sub-Adviser, are satisfactory and appropriate.
●With respect to BNY Mellon Bond Fund, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the respective Agreement with respect to the fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund pursuant to the respective Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the respective Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreements for the fund.
32

© 2026 BNY Mellon Securities Corporation
Code-0961NCSRAR0826

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
M	MMBMX
Investor	MMBIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0%
Alabama — 4.6%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	2,500,000	2,621,944
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,000,000	2,118,560
				4,740,504
California — 1.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	1,250,000	1,326,855
Georgia — 2.5%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,610,587
Illinois — 2.0%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,079,421
Iowa — 1.0%
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	1,000,000	1,046,687
Massachusetts — 80.0%
Concord, GO	4.00	1/15/2043	1,000,000	966,777
Easton, GO, Refunding	4.00	2/1/2042	500,000	475,785
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	694,107
Groton, GO	3.00	8/15/2033	390,000	384,409
Hingham, GO	3.00	2/15/2034	1,240,000	1,200,122
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	305,000	305,165
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,329,926
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,809,523
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	526,621
Massachusetts, GO, Ser. C	5.00	10/1/2052	1,250,000	1,267,710
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,085,509
Massachusetts, GO, Refunding, Ser. B	5.00	6/1/2041	610,000	652,355
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,542,331
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	648,865
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,099,151
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,059,038
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,181,090
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. A1	5.00	10/1/2036	250,000	282,006
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. A2(a)	5.00	10/1/2033	750,000	826,369
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	329,693
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	344,452
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	1,180,000	1,326,374
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,058,504
Massachusetts Development Finance Agency, Revenue Bonds, Ser. F	5.00	7/1/2041	1,225,000	1,297,157
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,382,841
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Assumption University)	5.25	3/1/2041	1,000,000	1,012,021
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	821,626
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2038	1,500,000	1,654,311
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Massachusetts — 80.0% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,818,297
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,264,462
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,000,345
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	952,036
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	371,651
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	391,466
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	776,722
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	802,781
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,469,532
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	716,976
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,000,000	1,000,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,642,372
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	750,358
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,340,621
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,013,015
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,000,050
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,150,000	1,098,989
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/15/2036	500,000	523,613
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,000,000	2,094,452
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	546,823
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	418,849
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	468,901
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2041	750,000	792,570
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	453,094
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,367,471
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,132,144
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	1,395,000	1,402,807
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	958,908
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. 253	6.25	12/1/2056	500,000	553,521
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	885,000	872,127
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	515,000	517,126
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Massachusetts — 80.0% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	255,000	254,029
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,040,000	1,026,218
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	264,798
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	313,862
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,609,607
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,050,856
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	899,795
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	515,960
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	2,000,000	2,063,597
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2043	1,500,000	1,588,007
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2039	750,000	821,317
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	781,884
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,370,246
Newton, GO	4.00	8/15/2043	555,000	536,125
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	963,795
Sharon, GO	3.00	2/15/2033	1,750,000	1,697,427
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,072,723
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 1	5.00	11/1/2040	1,400,000	1,520,907
Waltham, GO	3.00	10/15/2032	910,000	896,471
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,078,390
Worcester, GO, Refunding (Insured; Assured Guaranty Corp.)	2.00	2/15/2033	2,000,000	1,787,035
				83,189,065
New York — 2.4%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,531,708
U.S. Related — 5.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	106,946
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	108,145
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	130,440
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,060,842
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	7/1/2038	1,020,000	1,073,452
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2039	1,000,000	1,058,132
Municipality of San Juan Puerto Rico, GO, Ser. A	5.25	7/1/2042	750,000	783,498
Puerto Rico, Notes(b)	2.28	11/1/2051	396,441	258,182
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	313,635
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
U.S. Related — 5.2% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	266,717
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	295,336
				5,455,325
Total Investments (cost $106,423,254)			99.0%	102,980,152
Cash and Receivables (Net)			1.0%	1,022,305
Net Assets			100.0%	104,002,457

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	106,423,254	102,980,152
Interest receivable		1,106,589
Receivable for shares of Beneficial Interest subscribed		1,500
Prepaid expenses		23,317
		104,111,558
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		57,640
Cash overdraft due to Custodian		10,444
Payable for shares of Beneficial Interest redeemed		17,320
Trustees’ fees and expenses payable		10,480
Other accrued expenses		13,217
		109,101
Net Assets ($)		104,002,457
Composition of Net Assets ($):
Paid-in capital		115,534,949
Total distributable earnings (loss)		(11,532,492)
Net Assets ($)		104,002,457

Net Asset Value Per Share	Class M	Investor Shares
Net Assets ($)	93,500,115	10,502,342
Shares Outstanding	7,655,980	860,453
Net Asset Value Per Share ($)	12.21	12.21
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Interest Income	3,566,628
Expenses:
Management fee—Note 3(a)	398,619
Administration fee—Note 3(a)	167,990
Professional fees	59,886
Trustees’ fees and expenses—Note 3(c)	37,839
Registration fees	33,491
Chief Compliance Officer fees—Note 3(b)	29,500
Shareholder servicing costs—Note 3(b)	22,649
Shareholder and regulatory reports service fees—Note 3(b)	18,000
Prospectus and shareholders’ reports	9,758
Loan commitment fees—Note 2	2,585
Custodian fees—Note 3(b)	1,879
Miscellaneous	16,390
Total Expenses	798,586
Less—reduction in fees due to earnings credits—Note 3(b)	(1,652)
Net Expenses	796,934
Net Investment Income	2,769,694
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(395,083)
Net change in unrealized appreciation (depreciation) on investments	828,844
Net Realized and Unrealized Gain (Loss) on Investments	433,761
Net Increase in Net Assets Resulting from Operations	3,203,455
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	2,769,694	3,239,549
Net realized gain (loss) on investments	(395,083)	(768,399)
Net change in unrealized appreciation (depreciation) on investments	828,844	(1,009,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,203,455	1,461,199
Distributions ($):
Distributions to shareholders:
Class M	(2,557,712)	(3,055,183)
Investor Shares	(196,800)	(168,574)
Total Distributions	(2,754,512)	(3,223,757)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	9,034,183	31,555,394
Investor Shares	8,460,830	3,447,924
Distributions reinvested:
Class M	171,905	224,791
Investor Shares	156,938	126,752
Cost of shares redeemed:
Class M	(29,951,163)	(56,759,509)
Investor Shares	(5,710,380)	(3,675,164)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(17,837,687)	(25,079,812)
Total Increase (Decrease) in Net Assets	(17,388,744)	(26,842,370)
Net Assets ($):
Beginning of Period	121,391,201	148,233,571
End of Period	104,002,457	121,391,201
Capital Share Transactions (Shares):
Class M(a)
Shares sold	726,985	2,599,712
Shares issued for distributions reinvested	13,827	18,420
Shares redeemed	(2,409,373)	(4,670,896)
Net Increase (Decrease) in Shares Outstanding	(1,668,561)	(2,052,764)
Investor Shares(a)
Shares sold	680,080	282,714
Shares issued for distributions reinvested	12,647	10,399
Shares redeemed	(459,646)	(299,788)
Net Increase (Decrease) in Shares Outstanding	233,081	(6,675)

(a)
During the period ended August 31, 2026, 606,284 Class M shares representing $7,545,635 were exchanged for 606,538 Investor shares and during the period ended August 31, 2025, 275,893 Class M shares representing $3,366,314 were exchanged for 276,027 Investor Shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class M Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.20	12.34	11.98	11.99	13.25
Investment Operations:
Net investment income(a)	.30	.30	.29	.27	.25
Net realized and unrealized gain (loss) on investments	.01	(.14 )	.36	.00 (b),(c)	(1.26)
Total from Investment Operations	.31	.16	.65	.27	(1.01)
Distributions:
Dividends from net investment income	(.30 )	(.30 )	(.29 )	(.28 )	(.24 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.30 )	(.30 )	(.29 )	(.28 )	(.25 )
Net asset value, end of period	12.21	12.20	12.34	11.98	11.99
Total Return (%)	2.54	1.31	5.47	2.27	(7.69)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.63	.60	.58	.54
Ratio of net expenses to average net assets	.68 (d)	.62 (d)	.60 (d)	.57 (d)	.54
Ratio of net investment income to average net assets	2.45 (d)	2.46 (d)	2.38 (d)	2.30 (d)	1.94
Portfolio Turnover Rate	46.25	48.39	68.51	102.77	49.94
Net Assets, end of period ($ x 1,000)	93,500	113,743	140,413	172,978	253,744

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Year Ended August 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.19	12.34	11.98	11.99	13.24
Investment Operations:
Net investment income(a)	.27	.27	.26	.25	.22
Net realized and unrealized gain (loss) on investments	.02	(.15 )	.36	(.01 )	(1.25)
Total from Investment Operations	.29	.12	.62	.24	(1.03)
Distributions:
Dividends from net investment income	(.27 )	(.27 )	(.26 )	(.25 )	(.21 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.27 )	(.27 )	(.26 )	(.25 )	(.22 )
Net asset value, end of period	12.21	12.19	12.34	11.98	11.99
Total Return (%)	2.37	.98	5.21	2.01	(7.85)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.88	.85	.83	.79
Ratio of net expenses to average net assets	.93 (b)	.87 (b)	.85 (b)	.82 (b)	.79
Ratio of net investment income to average net assets	2.20 (b)	2.21 (b)	2.14 (b)	2.05 (b)	1.69
Portfolio Turnover Rate	46.25	48.39	68.51	102.77	49.94
Net Assets, end of period ($ x 1,000)	10,502	7,648	7,821	7,593	10,185

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, to serve as the fund’s sub-adviser.
The Bank of New York Mellon serves as administrator for the fund pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the shareholder services plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
12

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	102,980,152	—	102,980,152
	—	102,980,152	—	102,980,152

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade
13

NOTES TO FINANCIAL STATEMENTS (continued)
regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
State-Specific Risk: The fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $8,116,956 and unrealized depreciation $3,415,536.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
14

NOTES TO FINANCIAL STATEMENTS (continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $782,972 of short-term capital losses and $7,333,984 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $2,747,739 and $3,210,188, and ordinary income $6,773 and $13,569, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), Investor shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, the fund was charged $22,536 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
15

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays the fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees and earnings credits for the fund.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $1,879 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,652.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2026, the fund was charged $106 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the fund was charged $29,500 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $18,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $31,284, administration fees of $13,407, Shareholder Services Plan fees of $2,353, Custodian fees of $883, Chief Compliance Officer fees of $3,704, checkwriting fees of $9 and shareholder and regulatory reports service fees of $6,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2026, amounted to $51,861,720 and $68,481,729, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $106,395,688; accordingly, accumulated net unrealized depreciation on investments was $3,415,536, consisting of $226,942 gross unrealized appreciation and $3,642,478 gross unrealized depreciation.
16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Massachusetts Intermediate Municipal Bond Fund and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”), a series of BNY Mellon Funds Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
Philadelphia, Pennsylvania
October 29, 2026
17

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $6,773 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $67,339.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 30-31, 2026, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the fund (together, the “Management Agreement”); (ii) the Sub-Investment Advisory Agreement with BNY Mellon Massachusetts Intermediate Municipal Bond Fund, pursuant to which Insight North America LLC (“INA”) provides day-to-day management of the fund’s investments; The Management Agreement, together with the Sub-Investment Advisory Agreement, are referred to as the “Agreements,” INA is referred to as a “Sub-Adviser.” The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services referenced above. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to the funds in the Trust, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
22

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as “other states” intermediate municipal debt funds by Lipper.
The Board discussed with representatives of the Adviser and Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods under review, except for the one-year period when the fund’s total return performance was at the Performance Group median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for four of the ten one-year periods ended December 31st and above the Performance Universe median for eight of the ten one-year periods ended December 31st. The Board also considered that not all the other funds in the Performance Group or Performance Universe invested primarily in Massachusetts municipal securities. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board also noted that the fund had a four-star rating from Morningstar for the five-year period based on Morningstar’s risk-adjusted return measures.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangements for certain funds and the effect each such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading certain fund’s investments, noting that there were no soft dollar arrangements in effect for trading the investments for BNY Mellon Massachusetts Intermediate Municipal Bond Fund.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to the fund, and by the Sub-Adviser, are satisfactory and appropriate.
●With respect to BNY Mellon Massachusetts Intermediate Municipal Bond Fund, the Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the respective Agreement with respect to the fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund pursuant to the respective Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the respective Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreements for the fund.
24

© 2026 BNY Mellon Securities Corporation
Code-0912NCSRAR0826

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: October 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: October 29, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 29, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)